Schedule of Portfolio Investments

Praxis Impact Bond Fund

March 31, 2022 (Unaudited)

MUNICIPAL BONDS - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,158,598
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,500,000	2,372,461
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,813
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,033,920
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,919,611
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	85,000	85,071
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	65,000	65,859
TOTAL MUNICIPAL BONDS (COST $8,382,215)				$7,906,333

CORPORATE BONDS - 42.0%	Coupon	Maturity	Principal Amount	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.2%
Hanesbrands, Inc. (a)	4.625%	05/15/24	$500,000	$507,500
VF Corp.	2.400%	04/23/25	536,000	524,124
				1,031,624
ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	727,200

AUTOMOTIVE - 0.8%
BMW US Capital, LLC (a)	3.800%	04/06/23	1,000,000	1,014,358
BorgWarner, Inc.	2.650%	07/01/27	601,000	580,344
Honda Motor Co. Ltd. (b)	2.967%	03/10/32	760,000	735,323
Hyundai Capital Services, Inc. (a)	1.250%	02/08/26	200,000	183,455
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,151,613
Toyota Motor Credit Corp., Series B (b)	2.900%	03/30/23	1,735,000	1,746,414
				5,411,507
BANKING - 4.6%
Bank of America Corp. (b)	3.300%	01/11/23	500,000	505,540
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,021,893

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 4.6% (Continued)
Bank of America Corp. (b)	0.981%	09/25/25	$1,500,000	$1,421,714
Bank of America Corp.	2.456%	10/22/25	1,000,000	982,601
Bank of America Corp. (b)	1.530%	12/06/25	2,000,000	1,912,598
Bank of America Corp.	4.271%	07/23/29	1,000,000	1,031,703
Bank of Montreal (b)	3.300%	02/05/24	1,000,000	1,013,490
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,021,668
Citigroup, Inc.	1.678%	05/15/24	1,250,000	1,239,741
Citigroup, Inc. (b)	3.700%	01/12/26	1,750,000	1,771,537
Citigroup, Inc.	2.572%	06/03/30	1,000,000	916,107
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,291,907
JPMorgan Chase & Co.	0.653%	09/16/24	1,000,000	972,367
JPMorgan Chase & Co.	0.563%	02/16/25	500,000	477,840
JPMorgan Chase & Co. (b)	3.200%	06/15/26	2,557,000	2,570,750
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	1,889,842
Key Bank, N.A.	1.250%	03/10/23	1,750,000	1,735,751
Mitsubishi UFJ Financial Group (b)	2.527%	09/13/23	1,250,000	1,248,761
National Australia Bank, New York Branch (b)	3.625%	06/20/23	1,750,000	1,777,360
National Bank of Canada (a)	2.150%	10/07/22	1,250,000	1,252,770
PNC Bank N.A.	3.500%	06/08/23	1,285,000	1,300,336
Regions Financial Corp. (b)	2.250%	05/18/25	1,000,000	973,170
Sumitomo Mitsui Financial Group, Inc. (b)	0.508%	01/12/24	2,000,000	1,923,182
Toronto-Dominion Bank (SOFR + 45) (c)	0.500%	09/28/23	2,000,000	1,992,544
				32,245,172
BEVERAGES - 0.2%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	513,925
Coca-Cola Femsa S.A.B. de C.V. (b)	1.850%	09/01/32	1,000,000	867,640
				1,381,565
BIOTECH & PHARMA - 0.9%
AbbVie, Inc.	2.950%	11/21/26	500,000	495,300
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,454,173
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	762,757
Zeneca Wilmington, Inc.	7.000%	11/15/23	1,100,000	1,175,950
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,208,293
				6,096,473

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CABLE & SATELLITE - 0.2%
Comcast Corp. (b)	3.300%	04/01/27	$500,000	$505,860
Comcast Corp. (a)	2.937%	11/01/56	672,000	554,752
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	462,460
				1,523,072
CHEMICALS - 1.1%
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,160,506
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,560,072
Ecolab, Inc.	4.800%	03/24/30	140,000	154,928
Ecolab, Inc.	2.750%	08/18/55	1,470,000	1,215,567
LG Chemical Ltd. (a)	3.250%	10/15/24	290,000	290,671
Nutrien Ltd.	1.900%	05/13/23	800,000	793,981
Nutrien Ltd.	5.875%	12/01/36	840,000	994,265
Solvay Finance S.A. (a)	4.450%	12/03/25	1,250,000	1,284,015
				7,454,005
CONSTRUCTION MATERIALS - 0.4%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,260,363
Owens Corning	4.200%	12/01/24	1,000,000	1,022,605
Owens Corning	3.950%	08/15/29	300,000	305,327
				2,588,295
CONSUMER SERVICES - 4.6%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	951,117
California Endowment (The)	2.498%	04/01/51	4,500,000	3,705,045
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	522,076
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,485,000	2,665,128
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,320,489
Leland Stanford Junior University (The)	3.460%	05/01/47	1,415,000	1,398,844
Leland Stanford Junior University (The)	2.413%	06/01/50	3,450,000	2,895,145
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,618,965
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,589,206
President & Fellows of Harvard College	3.150%	07/15/46	3,961,000	3,806,097
President & Fellows of Harvard College	2.517%	10/15/50	1,300,000	1,115,618
Rockefeller Foundation (The)	2.492%	10/01/50	300,000	250,412
Trustees of Princeton University (The)	2.516%	07/01/50	5,150,000	4,344,743
University of Notre Dame, Series 2017	3.394%	02/15/48	2,424,000	2,455,279

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONSUMER SERVICES - 4.6% (Continued)
Yale University	2.402%	04/15/50	$4,165,000	$3,458,276
				32,096,440
CONTAINERS & PACKAGING - 0.4%
CCL Industries, Inc. (a)	3.050%	06/01/30	1,750,000	1,642,984
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,184,859
				2,827,843
DIVERSIFIED INDUSTRIALS - 0.2%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,024,853

ELECTRIC UTILITIES - 6.5%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,796,702
Avista Corp.	4.000%	04/01/52	1,000,000	1,016,237
Caledonia Generating, LLC (a)	1.950%	02/28/34	1,891,714	1,782,869
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	996,735
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,844,892
DTE Electric Co.	3.650%	03/01/52	500,000	505,328
Duke Energy Carolinas, LLC	3.550%	03/15/52	1,000,000	990,617
Duke Energy Progress NC Storm Funding, LLC, Series 2021A-3	2.799%	07/01/41	2,000,000	1,824,629
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,753,445
Duke Energy Progress, LLC (b)	4.000%	04/01/52	1,500,000	1,589,757
Electricite de France S.A. (a)(b)	3.625%	10/13/25	1,250,000	1,252,397
Enel Finance International N.V. (a)	2.650%	09/10/24	1,250,000	1,231,241
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,323,806
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,792,939
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,003,313
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,248,789
Liberty Utilities Financial Services (a)	2.050%	09/15/30	355,000	311,244
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,818,046
Midland Cogeneration Venture, L.P. (a)	6.000%	03/15/25	229,637	235,378
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,474,507
National Rural Utilities	1.350%	03/15/31	1,000,000	840,530
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	400,000	394,254
Niagara Mohawk Power Corp. (a)(b)	1.960%	06/27/30	1,500,000	1,333,019
Northern States Power Co.	2.900%	03/01/50	1,250,000	1,102,743
NSTAR Electric Co.	3.950%	04/01/30	600,000	622,793

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 6.5% (Continued)
NSTAR Electric Co.	5.500%	03/15/40	$1,250,000	$1,514,958
Pacificorp	8.080%	10/14/22	500,000	514,602
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,000,000	894,484
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,299,960
Public Service Co.	3.700%	06/15/28	1,750,000	1,785,367
Puget Energy, Inc.	5.625%	07/15/22	750,000	752,036
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	1,041,089
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	441,923
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	903,189
Solar Star Funding, LLC (a)	3.950%	06/30/35	266,024	271,190
Solar Star Funding, LLC (a)	5.375%	06/30/35	412,744	461,872
Southern California Edison	4.050%	03/15/42	1,165,000	1,116,887
Tenaska Virginia Partners, L.P. (a)	6.119%	03/30/24	338,734	344,637
Topaz Solar Farms, LLC (a)	4.875%	09/30/39	236,008	249,578
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	568,221	622,202
Union Electric Co.	2.625%	03/15/51	2,000,000	1,655,200
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,263,146
				45,218,530
ELECTRICAL EQUIPMENT - 0.3%
Johnson Controls International plc (b)	1.750%	09/15/30	1,000,000	892,774
Legrand S.A.	8.500%	02/15/25	1,000,000	1,145,005
Roper Technologies, Inc.	2.000%	06/30/30	440,000	390,613
				2,428,392
ENTERTAINMENT CONTENT - 0.2%
Magallanes, Inc. (a)(b)	4.054%	03/15/29	1,500,000	1,507,439

FOOD - 1.5%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,526,366
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	1,709,348
General Mills, Inc. (b)	4.000%	04/17/25	1,500,000	1,531,103
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	2,016,418
Ingredion, Inc.	2.900%	06/01/30	1,000,000	941,565
Kellogg Co.	2.650%	12/01/23	1,250,000	1,250,285
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,508,541
				10,483,626

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	$800,000	$847,184

GAS & WATER UTILITIES - 0.4%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,436,994
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,254,751
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	292,583
				2,984,328
HEALTH CARE FACILITIES & SERVICES - 0.2%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,496,657

HOME & OFFICE PRODUCTS - 0.2%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	1,047,687

HOME CONSTRUCTION - 0.2%
NVR, Inc.	3.950%	09/15/22	500,000	502,046
NVR, Inc.	3.000%	05/15/30	1,000,000	933,333
				1,435,379
INSTITUTIONAL FINANCIAL SERVICES - 1.8%
Bank of New York Mellon Corp. (The)	3.400%	05/15/24	650,000	660,856
Brookfield Finance, Inc. (b)	4.250%	06/02/26	1,570,000	1,617,697
Citigroup, Inc.	2.014%	01/25/26	1,000,000	962,679
Goldman Sachs Group, Inc. (b)	3.272%	09/29/25	1,500,000	1,502,839
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	1,023,892
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,509,965
Morgan Stanley (b)	3.125%	07/27/26	2,000,000	1,982,741
Morgan Stanley, Series GMTN	2.699%	01/22/31	1,250,000	1,172,958
National Securities Clearing Corp. (a)(b)	1.500%	04/23/25	1,000,000	957,524
State Street Corp.	7.350%	06/15/26	1,000,000	1,160,012
				12,551,163
INSURANCE - 4.6%
Aflac, Inc.	4.000%	10/15/46	1,058,000	1,069,216
Athene Global Funding (a)	2.800%	05/26/23	1,500,000	1,500,110
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,313,235

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 4.6% (Continued)
Five Corners Funding Trust (a)	4.419%	11/15/23	$1,000,000	$1,022,042
GA Global Funding Trust	2.250%	01/06/27	2,000,000	1,867,008
Horace Mann Educators Corp. (b)	4.500%	12/01/25	1,235,000	1,269,993
Jackson National Life Global Funding	1.750%	01/12/25	385,000	368,681
Kemper Corp.	4.350%	02/15/25	1,250,000	1,276,176
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,015,649
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	1,500,000	1,347,450
Met Life Global Funding I (a)	1.950%	01/13/23	500,000	500,062
Met Life Global Funding I (a)	3.600%	01/11/24	1,750,000	1,775,352
New York Life Global Funding (a)	2.900%	01/17/24	3,000,000	3,005,430
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,010,938
Pacific Life Global Funding II (a)	1.200%	06/24/25	415,000	388,466
Primerica, Inc.	2.800%	11/19/31	1,000,000	922,531
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,278,547
Prudential Financial, Inc.	1.500%	03/10/26	644,000	606,339
Prudential Financial, Inc.	5.875%	09/15/42	750,000	755,625
Prudential plc (b)	3.125%	04/14/30	750,000	726,707
Reliance STD Life Insurance Co. (a)	2.750%	05/07/25	1,280,000	1,255,118
RLI Corp.	4.875%	09/15/23	1,000,000	1,021,383
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,234,869
Security Benefit Global, Series MTN (a)	1.250%	05/17/24	1,500,000	1,433,417
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,260,792
Teachers Insurance & Annuity Association (a)	4.375%	09/15/54	2,678,000	2,683,646
Trustage Financial Group, Inc. (b)	4.625%	04/15/32	250,000	250,847
				32,159,629
INTERNET MEDIA & SERVICES - 0.1%
Alphabet, Inc. (b)	0.450%	08/15/25	890,000	830,333

LEISURE FACILITIES & SERVICES - 0.5%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,000,830
Marriott International, Inc.	3.600%	04/15/24	727,000	734,456
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	1,016,348
Starbucks Corp. (b)	2.450%	06/15/26	1,000,000	975,071
				3,726,705

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
MACHINERY - 0.5%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	$655,000	$719,287
John Deere Capital Corp.	1.750%	03/09/27	250,000	235,517
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,239,096
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,642,735
				3,836,635
MEDICAL EQUIPMENT & DEVICES - 0.4%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,268,600
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,150,930
				2,419,530
PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The) (b)	2.600%	04/15/30	1,000,000	961,871

PIPELINES - 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,000,000	1,015,547

REITS - 2.9%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	606,743
Alexandria Real Estate Equities, Inc. (b)	2.950%	03/15/34	1,000,000	940,792
Boston Properties, L.P. (b)	4.500%	12/01/28	1,250,000	1,318,345
Camden Property Trust	2.800%	05/15/30	500,000	480,538
Duke Realty Trust, L.P.	2.875%	11/15/29	1,500,000	1,437,912
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,292,384
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,372,065
Federal Realty Investment Trust	1.250%	02/15/26	515,000	473,926
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,520,998
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,639,431
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,383,990
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,802,011
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,125,000	1,029,582
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,011,332
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,519,101
Sun Communities Operating Ltd.	2.700%	07/15/31	500,000	451,068
UDR, Inc.	1.900%	03/15/33	1,000,000	835,376
Vornado Realty, L.P.	3.500%	01/15/25	567,000	564,723

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 2.9% (Continued)
WP Carey, Inc.	2.450%	02/01/32	$985,000	$870,209
				20,550,526
RETAIL - CONSUMER STAPLES - 0.2%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	1,109,469
Walmart, Inc.	1.800%	09/22/31	500,000	454,841
				1,564,310
RETAIL - DISCRETIONARY - 0.5%
ERAC USA Finance, LLC (a)	2.700%	11/01/23	1,250,000	1,248,621
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,076,744
Lowe's Cos., Inc. (b)	3.000%	10/15/50	500,000	425,376
Lowe's Cos., Inc.	3.625%	04/15/52	1,000,000	992,314
				3,743,055
SEMICONDUCTORS - 0.3%
Intel Corp.	3.734%	12/08/47	1,361,000	1,359,306
NVIDIA Corp.	2.850%	04/01/30	500,000	491,940
Skyworks Solutions, Inc.	0.900%	06/01/23	500,000	488,839
				2,340,085
SOFTWARE - 0.4%
Microsoft Corp.	2.525%	06/01/50	3,000,000	2,590,485

SPECIALTY FINANCE - 1.6%
American Express Credit Corp.	3.000%	10/30/24	1,000,000	1,003,832
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	1,013,928
Community Preservation Corp. (The)	2.867%	02/01/30	1,750,000	1,707,743
F&G Global Funding	2.300%	04/11/27	535,000	500,090
F&G Global Funding, Series 22-1A	2.720%	01/18/47	1,318,279	1,244,126
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	735,371
Fidelity National Financial, Inc. (b)	3.400%	06/15/30	500,000	481,499
GATX Corp.	4.350%	02/15/24	300,000	306,517
Low Income Investment Fund	3.386%	07/01/26	115,000	114,891
USAA Capital Corp. (a)	1.500%	05/01/23	1,000,000	990,684
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,766,076
				10,864,757
STEEL - 0.4%
Nucor Corp.	4.125%	09/15/22	1,025,000	1,030,569
Nucor Corp.	2.000%	06/01/25	460,000	445,273

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
STEEL - 0.4% (Continued)
Reliance Steel & Aluminum Co. (b)	4.500%	04/15/23	$1,105,000	$1,126,994
				2,602,836
TECHNOLOGY HARDWARE - 0.7%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,260,401
Apple, Inc.	3.000%	06/20/27	1,000,000	1,011,517
Apple, Inc.	2.650%	05/11/50	1,000,000	871,013
Apple, Inc.	2.650%	02/08/51	2,000,000	1,725,167
				4,868,098
TECHNOLOGY SERVICES - 1.2%
Experian Finance plc (a)(b)	2.750%	03/08/30	635,000	602,618
Genpact Luxembourg S.A.R.L.	3.700%	04/01/22	1,100,000	1,100,000
HP, Inc.	4.000%	04/15/29	915,000	911,585
IBM Corp.	3.300%	05/15/26	1,000,000	1,010,471
Moody's Corp.	3.250%	05/20/50	500,000	447,029
Moody's Corp.	3.750%	02/25/52	1,000,000	985,568
RELX Capital, Inc.	3.500%	03/16/23	1,500,000	1,512,852
Visa, Inc. (b)	0.750%	08/15/27	1,770,000	1,603,171
				8,173,294
TELECOMMUNICATIONS - 0.8%
AT&T, Inc.	5.250%	03/01/37	500,000	568,351
AT&T, Inc.	4.750%	05/15/46	1,500,000	1,629,124
Verizon Communications, Inc. (b)	3.875%	02/08/29	1,000,000	1,040,340
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	868,392
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,480,728
				5,586,935
TRANSPORTATION & LOGISTICS - 1.3%
British Airways, Series 2013-1 (a)	4.625%	12/20/25	370,671	372,454
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	1,000,000	1,246,154
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,603,074
Mexico City Airport Trust (a)	4.250%	10/31/26	497,000	491,414
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,126,911
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	1,336,129
Penske Truck Leasing Co. (a)	3.450%	07/01/24	1,250,000	1,252,604
TTX Co. (a)	4.600%	02/01/49	280,000	327,667
United Parcel Services, Inc.	3.900%	04/01/25	1,500,000	1,544,782
				9,301,189

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
WHOLESALE - CONSUMER STAPLES - 0.3%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	$395,000	$374,147
Sysco Corp. (b)	2.400%	02/15/30	1,750,000	1,627,373
				2,001,520

TOTAL CORPORATE BONDS (COST $301,352,762)				$293,545,774

CORPORATE NOTES - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.1%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$980,000	$980,000
Calvert Social Investment Foundation, Inc. (d)	0.400%	12/15/22	500,000	500,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	1,650,000	1,650,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	950,000	950,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	550,000	521,092
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	980,000	980,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	400,000	400,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	1,400,000	1,344,127
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	650,000	650,000
TOTAL CORPORATE NOTES (COST $8,060,000)				$7,975,219

FOREIGN GOVERNMENTS - 8.0%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 0.9%
BNG Bank N.V. (a)(b)	1.500%	10/16/24	$1,500,000	$1,461,909
BNG Bank N.V. (a)(b)	0.500%	11/24/25	2,000,000	1,850,848
Kommunalbanken A.S. (a)	2.125%	02/11/25	1,000,000	988,000
Kommunivest I Sverige AB, Series MTN (a)	0.375%	06/19/24	500,000	477,440
Nederlandse Waterschapsbank N.V. (a)(b)	3.125%	12/05/22	1,500,000	1,515,690
				6,293,887
SUPRANATIONAL - 7.1%
African Development Bank	0.750%	04/03/23	5,000,000	4,942,609
Asian Development Bank	2.125%	03/19/25	1,000,000	987,055
Asian Development Bank	3.125%	09/26/28	1,000,000	1,035,150

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 8.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 7.1% (Continued)
Central American Bank for Economic Integration (a)	1.140%	02/09/26	$1,200,000	$1,116,636
European Bank for Reconstruction & Development	1.625%	09/27/24	1,250,000	1,223,261
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	193,923
European Investment Bank (b)	2.500%	10/15/24	1,000,000	1,000,595
European Investment Bank (a)	2.875%	06/13/25	1,000,000	1,009,280
European Investment Bank (b)	2.125%	04/13/26	1,000,000	983,178
European Investment Bank	2.375%	05/24/27	4,000,000	3,970,779
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,853,719
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,739,382
International Bank for Reconstruction & Development	0.250%	11/24/23	7,000,000	6,773,745
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	494,626
International Bank for Reconstruction & Development	0.625%	04/22/25	1,000,000	943,243
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	1,017,027
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,808,289
International Development Association (a)	2.750%	04/24/23	5,000,000	5,039,000
International Development Association (a)	0.375%	09/23/25	2,000,000	1,850,720
International Development Association (a)(b)	0.875%	04/28/26	2,000,000	1,876,089
International Finance Corp., Series GMTN	0.500%	03/20/23	2,500,000	2,467,900
International Finance Corp., Series GMTN	2.125%	04/07/26	3,000,000	2,954,204
				49,280,410

TOTAL FOREIGN GOVERNMENTS (COST $56,706,778)				$55,574,297

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3	2.853%	10/17/45	$993,930	$995,544

ASSET BACKED SECURITIES - 3.4%	Coupon	Maturity	Principal Amount	Fair Value
Ahold Finance U.S.A., LLC	8.620%	01/02/25	$207,743	$225,183
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	996,927	924,188
Cards II Trust (a)	0.602%	04/15/27	2,250,000	2,148,619
DB Master Finance, LLC (a)	2.493%	11/20/51	2,019,938	1,818,289
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	1,348,395	1,250,231
Master Credit Card Trust II (a)	1.990%	09/21/24	4,000,000	3,993,730
SBA Tower Trust (a)	3.448%	03/15/48	1,250,000	1,250,176
SBA Tower Trust (a)	2.836%	01/15/50	282,000	277,604
SolarCity LMC, Series I, LLC (a)(e)	4.800%	12/20/26	344,700	346,637
Tesla Auto Lease Trust	0.600%	09/22/25	1,200,000	1,158,641
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	1,370,000	1,238,450
TIF Funding II, LLC (a)	1.650%	02/20/46	454,792	408,262
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	3,000,000	2,909,673
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	1,601,250	1,448,770
Triumph Rail, LLC (a)	2.150%	06/19/51	2,006,945	1,863,613
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	2,000,000	1,872,388
Wendy's Funding, LLC (a)	3.783%	06/15/49	688,125	677,770
TOTAL ASSET BACKED SECURITIES (COST $25,139,655)				$23,812,224

U.S. GOVERNMENT AGENCIES - 41.9%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 1.4%
DFC (PO)	0.000%	06/21/23	$1,000,000	$1,068,290
DFC (c)	0.130%	09/15/26	750,000	750,000
DFC	1.590%	04/15/28	2,000,000	1,876,712
DFC	1.650%	04/15/28	3,500,000	3,294,414
DFC	3.280%	09/15/29	850,495	870,882
DFC	3.540%	06/15/30	485,305	498,115
DFC	3.520%	09/20/32	750,000	774,499

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 1.4% (Continued)
DFC	3.820%	06/01/33	$819,944	$857,582
				9,990,494
FEDERAL HOME LOAN BANK - 4.8%
FHLB	3.250%	11/16/28	8,500,000	8,888,842
FHLB	5.500%	07/15/36	18,620,000	24,307,644
				33,196,486
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.3%
FHLMC	4.000%	11/01/24	55,264	56,833
FHLMC	0.375%	09/23/25	14,000,000	12,993,694
FHLMC	4.000%	10/01/25	34,221	35,203
FHLMC	2.875%	04/25/26	3,000,000	3,005,922
FHLMC	6.000%	04/01/27	51,835	55,329
FHLMC	2.500%	10/01/27	273,868	271,532
FHLMC	2.738%	04/25/29	2,335,571	2,329,753
FHLMC	2.412%	08/25/29	3,670,000	3,536,971
FHLMC	7.000%	02/01/30	14,758	14,808
FHLMC	7.500%	07/01/30	66,914	72,896
FHLMC	1.487%	11/25/30	2,500,000	2,236,920
FHLMC	1.878%	01/25/31	1,500,000	1,416,691
FHLMC	2.000%	01/25/31	3,000,000	2,809,179
FHLMC	7.000%	03/01/31	28,757	31,383
FHLMC	1.777%	10/25/31	2,000,000	1,822,129
FHLMC	2.091%	11/25/31	2,500,000	2,335,418
FHLMC	6.250%	07/15/32	1,550,000	2,058,210
FHLMC	3.000%	11/01/32	403,857	403,265
FHLMC	3.000%	11/01/32	527,251	526,478
FHLMC	5.500%	11/01/33	29,442	32,266
FHLMC (H15T1Y + 223.10) (c)	2.356%	05/01/34	4,862	4,869
FHLMC (H15T1Y + 223.10) (c)	2.356%	05/01/34	27,631	28,783
FHLMC	1.783%	06/25/34	2,084,061	1,909,310
FHLMC	5.000%	07/01/35	58,203	63,037
FHLMC	4.500%	10/01/35	80,951	86,215
FHLMC	2.438%	02/25/36	4,000,000	3,644,402
FHLMC	5.500%	03/01/36	23,292	25,532
FHLMC	5.500%	06/01/36	34,885	38,215

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.3% (Continued)
FHLMC	6.000%	06/01/36	$22,410	$23,980
FHLMC	5.500%	12/01/36	27,535	30,229
FHLMC	6.000%	08/01/37	16,454	18,393
FHLMC	5.000%	03/01/38	138,634	150,140
FHLMC	4.500%	06/01/39	145,119	154,531
FHLMC	5.000%	06/01/39	207,450	224,742
FHLMC	4.500%	07/01/39	137,060	145,955
FHLMC	4.500%	11/01/39	123,791	131,852
FHLMC	4.500%	09/01/40	186,971	199,106
FHLMC	4.500%	05/01/41	356,492	378,739
FHLMC	4.500%	07/01/41	422,628	449,930
FHLMC	5.000%	09/01/41	187,965	203,528
FHLMC	3.500%	10/01/41	206,717	210,435
FHLMC	4.000%	10/01/41	214,948	224,481
FHLMC	3.500%	02/01/42	345,586	352,735
FHLMC	4.000%	02/01/42	96,453	100,850
FHLMC	3.500%	06/01/42	396,665	404,911
FHLMC	3.500%	06/01/42	407,048	414,947
FHLMC	3.500%	08/01/42	469,855	478,811
FHLMC	3.000%	11/01/42	886,201	885,795
FHLMC	3.000%	01/01/43	493,217	492,941
FHLMC	3.000%	05/01/43	703,823	703,066
FHLMC	3.500%	10/01/44	401,496	408,708
FHLMC	3.500%	11/01/44	360,740	367,802
FHLMC	3.500%	04/01/45	455,129	463,684
FHLMC	3.000%	05/01/46	795,799	791,362
FHLMC	3.000%	12/01/46	1,887,380	1,876,833
FHLMC	3.500%	03/01/48	2,157,987	2,189,395
FHLMC	3.500%	03/01/49	601,495	605,201
FHLMC	3.500%	07/01/49	992,596	998,005
FHLMC	3.000%	09/01/49	1,088,127	1,067,374
FHLMC	3.000%	07/01/50	2,705,586	2,650,550
FHLMC	2.000%	08/01/50	3,521,613	3,280,154
FHLMC	2.000%	01/01/51	8,645,396	8,051,790

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.3% (Continued)
FHLMC	2.500%	04/01/51	$8,611,170	$8,230,647
				79,206,845
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.2%
FNMA	5.500%	06/01/22	54	54
FNMA	2.890%	07/01/22	2,198,441	2,196,430
FNMA	2.190%	01/01/23	1,829,061	1,831,633
FNMA	2.670%	12/01/23	2,261,656	2,259,325
FNMA (c)	2.554%	07/25/24	2,807,195	2,802,263
FNMA	2.890%	12/01/24	4,000,000	4,016,254
FNMA	3.080%	12/01/24	2,160,773	2,175,314
FNMA	2.710%	01/01/25	4,500,000	4,514,715
FNMA	5.000%	04/01/25	25,351	26,765
FNMA	0.500%	06/17/25	3,000,000	2,811,628
FNMA	5.000%	07/01/25	20,229	21,272
FNMA	3.500%	10/01/25	35,050	35,796
FNMA	5.000%	10/01/25	29,257	30,767
FNMA	5.500%	11/01/25	8	9
FNMA	0.500%	11/07/25	12,000,000	11,171,792
FNMA	4.000%	03/01/26	155,715	160,333
FNMA	2.910%	04/01/26	3,000,000	2,988,390
FNMA	2.125%	04/24/26	2,000,000	1,970,594
FNMA	2.254%	07/25/26	445,983	431,901
FNMA	8.500%	09/01/26	4,963	4,996
FNMA	2.500%	09/01/27	326,278	323,283
FNMA	0.750%	10/08/27	10,000,000	9,102,989
FNMA	2.500%	11/01/27	507,013	502,356
FNMA	2.500%	01/01/28	334,784	331,710
FNMA (c)	2.802%	01/25/28	494,001	496,942
FNMA (c)	3.430%	06/25/28	1,835,238	1,892,991
FNMA	2.522%	08/25/29	5,799,005	5,707,897
FNMA	0.875%	08/05/30	19,000,000	16,590,482
FNMA	6.625%	11/15/30	12,750,000	16,710,108
FNMA (c)	1.561%	11/25/30	3,000,000	2,691,387
FNMA (c)	1.383%	12/25/30	5,000,000	4,456,245

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.2% (Continued)
FNMA	1.250%	01/25/31	$3,000,000	$2,634,102
FNMA	1.376%	03/25/31	1,000,000	886,863
FNMA	2.000%	01/01/32	1,367,430	1,333,264
FNMA	3.000%	12/01/32	584,393	578,898
FNMA	6.000%	10/01/33	20,218	22,263
FNMA	5.500%	02/01/34	23,371	25,575
FNMA (H15T1Y + 211.70) (c)	2.242%	05/01/34	26,839	27,782
FNMA	6.000%	11/01/34	62,396	69,219
FNMA	5.500%	01/01/35	32,574	35,643
FNMA	2.500%	02/01/35	1,354,532	1,340,732
FNMA	5.000%	10/01/35	53,467	57,816
FNMA	5.500%	10/01/35	65,709	71,972
FNMA	6.000%	10/01/35	35,838	39,709
FNMA	5.500%	06/01/36	18,908	20,547
FNMA	6.000%	06/01/36	16,469	18,370
FNMA	5.500%	11/01/36	22,109	24,243
FNMA (12MO LIBOR + 156.50) (c)	1.940%	05/01/37	2,159	2,206
FNMA	5.625%	07/15/37	2,750,000	3,691,490
FNMA	4.500%	09/01/40	111,552	118,298
FNMA	4.500%	10/01/40	110,349	117,052
FNMA	4.000%	12/01/40	291,707	304,776
FNMA	4.000%	01/01/41	203,042	212,386
FNMA	3.500%	02/01/41	299,147	305,072
FNMA	4.000%	10/01/41	162,462	169,167
FNMA	4.000%	11/01/41	170,303	177,333
FNMA	4.000%	12/01/41	213,817	222,885
FNMA	4.000%	12/01/41	355,770	370,801
FNMA	4.000%	01/01/42	671,576	707,321
FNMA	3.500%	05/01/42	339,406	345,637
FNMA	3.000%	06/01/42	630,073	629,481
FNMA	3.000%	08/01/42	459,772	459,342
FNMA	3.000%	08/01/42	514,042	513,561
FNMA	3.500%	12/01/42	712,779	727,065
FNMA	3.000%	06/01/43	573,735	571,699
FNMA	4.000%	12/01/44	814,105	849,557

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.2% (Continued)
FNMA	3.500%	05/01/45	$932,859	$950,537
FNMA	3.000%	04/01/46	739,862	734,026
FNMA	3.500%	11/01/46	1,246,352	1,269,736
FNMA	4.000%	10/01/48	631,781	646,689
FNMA	4.000%	11/01/48	1,490,473	1,584,093
FNMA	3.500%	05/01/49	516,268	519,079
FNMA	4.000%	06/01/49	811,576	829,484
FNMA	3.500%	08/01/49	2,033,003	2,043,414
FNMA	3.000%	09/01/49	1,044,888	1,024,445
FNMA	3.000%	06/01/50	2,156,997	2,116,390
FNMA	2.500%	07/01/50	3,358,033	3,210,775
FNMA	2.500%	08/01/50	2,363,026	2,260,604
FNMA	3.000%	08/01/50	3,814,931	3,742,764
FNMA	2.000%	11/01/50	5,794,890	5,398,464
FNMA	2.000%	01/01/51	10,370,506	9,659,823
FNMA	2.000%	02/01/51	6,121,586	5,699,932
FNMA	2.500%	04/01/51	11,658,396	11,142,293
				168,771,296
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0% (f)
GNMA	7.000%	12/20/30	9,681	10,508
GNMA	7.000%	10/20/31	7,399	8,159
GNMA	7.000%	03/20/32	30,932	34,269
GNMA (H15T1Y + 150) (c)	2.000%	01/20/34	22,118	22,884
GNMA	5.500%	10/20/38	5,243	5,503
GNMA	6.500%	11/20/38	3,361	3,575
				84,898
SMALL BUSINESS ADMINISTRATION - 0.0% (f)
SBA (Prime - 2.65) (c)	0.600%	02/25/32	107,487	108,490

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 0.2%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	$1,450,000	$1,466,359

TOTAL U.S. GOVERNMENT AGENCIES (COST $305,725,497)				$292,824,868

MONEY MARKET FUNDS - 1.3%			Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (g) (COST $8,864,979)			8,864,979	$8,864,979

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 5.1%			Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (g)(h) (COST $35,825,363)			35,825,363	$35,825,363

INVESTMENT COMPANIES - 0.5%			Shares	Fair Value
Pax High Yield Bond Fund - Institutional Class (COST $4,199,236)			530,984	$3,430,155

TOTAL INVESTMENTS - (COST $755,270,278) - 104.5%				$730,754,756

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5%)				(31,380,799)

NET ASSETS - 100.0%				$699,373,957

(a)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of March 31, 2022, these securities were valued at $87,820,339 or 12.6% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $35,126,411.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$980,000	$980,000	0.1%
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	500,000	500,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,650,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	950,000	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	550,000	521,092	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	980,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	400,000	400,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	1,400,000	1,344,127	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	650,000	650,000	0.1%
		$8,060,000	$7,975,219	1.1%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $346,637 as of March 31, 2022, representing 0.0% (f) of net assets.
(f)	Percentage rounds to less than 0.1%.
(g)	The rate shown is the 7-day effective yield as of March 31, 2022.
(h)	The security was purchased with cash collateral received from securities on loan.

GMNT - Global Medium-Term Note
H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
LIBOR - London Interbank Offered Rate
plc - Public Liability Company
PO - Principal Only security with a redemption price above par
SOFR - Secured Overnight Financing Rate

Schedule of Portfolio Investments
Praxis International Index Fund
March 31, 2022 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Fair Value
AUSTRALIA - 4.5%
ASX Ltd.	6,094	$370,716
Australia & New Zealand Banking Group Ltd.	40,646	832,916
BlueScope Steel Ltd.	12,639	196,547
Brambles Ltd.	31,957	235,842
Coles Group Ltd.	20,682	276,437
Commonwealth Bank of Australia	14,733	1,160,313
CSL Ltd. - ADR	7,282	726,380
CSL Ltd.	3,640	726,733
Dexus	158,141	1,290,913
Fortescue Metals Group Ltd.	63,440	975,236
Goodman Group	44,189	751,094
GPT Group (The)	86,547	333,854
Macquarie Group Ltd. - ADR	2,747	412,929
Macquarie Group Ltd.	2,144	324,261
Mirvac Group	157,601	293,667
National Australia Bank Ltd.	36,653	882,458
REA Group Ltd.	2,913	292,040
Scentre Group	175,279	398,543
SEEK Ltd.	32,750	721,273
Sonic Healthcare Ltd.	7,195	189,973
Stockland	68,242	216,269
Transurban Group	154,802	1,564,185
Vicinity Centres	397,679	551,867
Wesfarmers Ltd.	24,534	920,671
Woodside Petroleum Ltd.	68,683	1,650,628
Woolworths Group Ltd.	28,598	794,056
		17,089,801
AUSTRIA - 0.4%
Raiffeisen Bank International AG	47,600	675,821
Verbund AG	8,891	938,984
		1,614,805
BELGIUM - 0.5%
KBC Group N.V. - ADR	1,592	57,137
KBC Group N.V.	12,601	904,167
UCB S.A.	5,691	680,668

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
BELGIUM - 0.5% (Continued)
Umicore S.A.	4,375	$189,131
		1,831,103
BERMUDA - 0.4%
Credicorp Ltd.	5,427	932,739
Shenzhen International Holdings Ltd.	498,500	524,335
		1,457,074
BRAZIL - 1.8%
Banco Bradesco S.A. - ADR	221,098	1,025,895
Banco do Brasil S.A. - ADR	74,607	543,139
Banco Santander Brasil S.A. - ADR (a)	143,531	1,105,189
Cia Energética de Minas Gerais - ADR	73,373	236,261
Cia Siderurgica Nacional S.A. - ADR	92,182	499,626
Gerdau S.A. - ADR	79,331	510,098
Getnet Adquirencia e Servicos para Meios de Pagamento S.A. - ADR	7,516	11,650
Natura & Co. Holding S.A. - ADR (a)(b)	20,560	224,515
Sendas Distribuidora S.A. - ADR	17,197	295,444
Suzano S.A. - ADR (a)	45,067	523,679
Telefónica Brasil S.A. - ADR (a)	91,332	1,027,485
TIM S.A. - ADR	41,217	597,647
		6,600,628
CANADA - 8.1%
Bank of Montreal	15,739	1,856,730
Bank of Nova Scotia (The) (a)	24,281	1,741,433
Cameco Corp.	11,300	328,830
Canadian Imperial Bank of Commerce	12,264	1,492,406
Canadian National Railway Co.	15,841	2,124,912
Canadian Pacific Railway Ltd.	16,665	1,375,529
CGI, Inc. (b)	8,100	646,623
Franco-Nevada Corp.	12,761	2,035,635
Gildan Activewear, Inc. (a)	18,362	688,208
Manulife Financial Corp.	76,580	1,634,983
Methanex Corp.	15,712	857,247
Nutrien Ltd.	11,229	1,167,703
Open Text Corp.	11,725	497,140
Restaurant Brands International, Inc.	11,589	676,682

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
CANADA - 8.1% (Continued)
Royal Bank of Canada (a)	32,068	$3,536,138
Shopify, Inc. - Class A (b)	1,369	925,389
Sun Life Financial, Inc.	17,330	967,534
Teck Resources Ltd. - Class B	44,613	1,801,919
Thomson Reuters Corp.	20,428	2,223,588
Toronto-Dominion Bank (The)	26,902	2,136,557
Wheaton Precious Metals Corp.	35,755	1,701,223
		30,416,409
CAYMAN ISLANDS - 4.9%
360 Finance, Inc. - ADR (b)	8,832	135,924
51job, Inc. - ADR (a)(b)	3,969	232,385
Alibaba Group Holding Ltd. - ADR (b)	24,492	2,664,730
Autohome, Inc. - ADR	2,537	77,150
Baidu, Inc. - ADR (b)	5,844	773,161
China Literature Ltd. (b)	71,400	292,414
China Mengniu Dairy Co. Ltd.	58,000	310,962
Daqo New Energy Corp. - ADR (b)	1,141	47,146
ENN Energy Holdings Ltd.	21,000	313,655
GDS Holdings Ltd. - ADR (a)(b)	7,304	286,682
Genscript Biotech Corp. (b)	112,000	351,344
Hello Group, Inc. - ADR	18,942	109,485
Hengan International Group Co. Ltd.	99,000	456,171
JD.com, Inc. - ADR (b)	11,792	682,403
JOYY, Inc. - ADR (a)	3,990	146,553
Kingboard Holdings Ltd.	41,000	197,749
Kingdee International Software Group Co. Ltd. (b)	100,000	219,093
Li Auto, Inc. - Class A (b)	8,962	231,309
Meituan - ADR (b)	24,846	943,154
NetEase, Inc. - ADR (a)	13,759	1,234,045
New Oriental Education & Technology Group, Inc. - ADR (b)	122,477	140,848
NIO, Inc. - ADR (a)(b)	17,995	378,795
Noah Holdings Ltd. - ADR (b)	6,771	159,322
Shenzhou International Group Holdings Ltd.	48,000	633,699
Sunny Optical Technology Group Co. Ltd.	21,900	347,802
TAL Education Group - ADR (a)(b)	61,874	186,241
Tencent Holdings Ltd. - ADR (a)	89,337	4,147,023

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
CAYMAN ISLANDS - 4.9% (Continued)
Tingyi Cayman Islands Holding Corp.	172,000	$288,418
Trip.com Group Ltd. - ADR (b)	19,303	446,285
Vipshop Holdings Ltd. - ADR (b)	21,137	190,233
VNET Group, Inc. - ADR (a)(b)	23,314	135,921
WuXi Biologics Cayman, Inc. (b)	130,072	1,032,853
XPeng, Inc. - ADR (b)	3,834	105,780
ZTO Express Cayman, Inc. - ADR (a)	19,738	493,450
		18,392,185
CHILE - 0.3%
Enel Americas S.A. - ADR (a)	53,811	321,252
Sociedad Quimica y Minera de Chile S.A. - ADR	10,597	907,103
		1,228,355
CHINA - 2.8%
Agricultural Bank of China Ltd. - H Shares	1,583,000	605,156
ANTA Sports Products Ltd.	50,400	625,214
Bank of China Ltd. - H Shares	1,903,000	759,405
BYD Co. Ltd. - H Shares	12,500	347,692
China Life Insurance Co. Ltd. - H Shares	376,000	572,847
China Merchants Bank Co. Ltd. - H Shares	82,820	644,708
China Pacific Insurance Group Co. Ltd. - H Shares	100,200	242,435
China Resources Land Ltd.	134,000	620,441
China Vanke Co. Ltd. - H Shares	244,874	550,791
COSCO SHIPPING Holdings Co. Ltd. - H Shares (b)	87,500	152,586
Haier Smart Home Co. Ltd. - H Shares	241,230	771,331
Huatai Securities Co. Ltd. - H Shares	117,400	179,658
Industrial & Commercial Bank of China Ltd. - H Shares	1,118,000	685,394
iQIYI, Inc. - ADR (a)(b)	35,550	161,397
Jiangsu Expressway Co. Ltd. - H Shares	510,000	532,619
New World Development Co. Ltd.	72,768	295,231
Ping An Insurance Group Co. of China Ltd. - H Shares	254,818	1,781,454
Sinopharm Group Co. Ltd. - H Shares	427,200	969,769
TravelSky Technology Ltd. - H Shares	111,000	159,235
		10,657,363
COLOMBIA - 0.4%
Bancolombia S.A. - ADR	32,931	1,404,836

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
DENMARK - 1.9%
A.P. Moller-Maersk A/S - Series B	131	$393,721
Chr. Hansen Holding A/S	1,812	133,074
Coloplast A/S - Series B	3,561	539,369
DSV A/S	4,551	872,382
Genmab A/S (b)	932	336,655
Novo Nordisk A/S - ADR	30,237	3,357,819
Novozymes A/S - Class B	3,368	231,951
Orsted A/S (b)	3,039	380,465
Pandora A/S	2,532	241,253
Vestas Wind Systems A/S	21,015	616,582
		7,103,271
FINLAND - 0.5%
Neste OYJ	16,349	745,448
Nokia Corp. - ADR (b)	120,955	660,414
UPM-Kymmene OYJ	20,395	666,040
		2,071,902
FRANCE - 6.4%
Aeroports de Paris (b)	1,860	278,158
Air Liquide S.A. - ADR	1,207	42,197
Air Liquide S.A.	8,844	1,547,298
Alstom S.A. - ADR	41,500	95,450
Alstom S.A.	3,311	77,478
AXA S.A. - ADR	7,561	220,554
AXA S.A.	56,866	1,664,815
Bollore S.A.	82,440	431,718
Capgemini SE - ADR	6,425	285,527
Capgemini SE	2,481	550,575
Carrefour S.A.	14,741	320,814
Cie Generale des Etablissements Michelin SCA - ADR	18,110	489,332
Cie Generale des Etablissements Michelin SCA	4,519	612,432
CNP Assurances	24,456	588,801
Covivio	5,514	438,853
Danone S.A. - ADR	54,195	598,313
Danone S.A.	8,808	486,610
Dassault Systemes SE - ADR	3,725	183,717
Dassault Systemes SE	15,295	751,468

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
FRANCE - 6.4% (Continued)
EssilorLuxottica S.A.	4,430	$810,255
Eurofins Scientific SE	2,307	228,229
Faurecia SE	3,770	98,059
Getlink SE	32,859	591,815
Groupe Bruxelles Lambert S.A.	6,989	723,240
Henkel AG & Co. KGaA	1,633	107,792
Hermes International	830	1,174,809
Kering S.A.	1,378	870,022
Klepierre S.A.	15,984	425,586
Legrand S.A.	10,029	953,580
L'Oreal S.A. - ADR	21,745	1,742,644
L'Oreal S.A.	1,380	551,268
Publicis Groupe S.A.	8,339	506,155
Sartorius Sedim Biotech	1,319	540,051
Schneider Electric SE	9,145	1,535,450
Societe Generale S.A.	15,878	425,673
Solvay S.A.	2,892	285,040
Teleperformance	1,454	553,860
Ubisoft Entertainment S.A. (b)	1,204	52,910
Unibail-Rodamco-Westfield (b)	5,251	393,362
Unibail-Rodamco-Westfield - CDI (b)	45,646	170,860
Valeo	31,499	581,852
Vivendi SE - ADR	5,023	65,199
Vivendi SE	17,630	230,342
Wendel SE	6,535	665,525
Worldline S.A. (b)	6,762	293,490
		24,241,178
GERMANY - 4.3%
adidas AG - ADR	2,402	280,602
adidas AG	1,323	308,312
Allianz SE - ADR	76,050	1,808,469
Allianz SE	880	210,164
BASF SE	5,195	296,448
Bayerische Moteren Werke AG - ADR	2	58
Continental AG - ADR (b)	7,120	50,979
Continental AG (b)	6,863	492,013

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
GERMANY - 4.3% (Continued)
Covestro AG	7,156	$360,365
Daimler Truck Holding AG (b)	9,334	258,894
Deutsche Boerse AG	5,016	902,989
Deutsche Post AG - ADR	14,832	709,415
Deutsche Post AG	10,161	485,236
Deutsche Telekom AG - ADR	30,009	558,768
Deutsche Telekom AG	25,629	477,347
Fast Retailing Co. Ltd. - ADR	1,220	62,623
Fraport AG Frankfurt Airport Services Worldwide (b)	7,950	440,722
Henkel AG & Co. KGaA - ADR	11,920	193,700
Infineon Technologies AG - ADR	12,109	411,343
Infineon Technologies AG	8,718	294,948
Mercedes-Benz Group AG	18,669	1,310,448
Merck KGaA	2,316	483,690
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	502,852
Muenchener Rueckversicherungs-Gesellschaft AG	1,787	477,765
RWE AG	5,116	222,777
Sartorius AG	493	217,596
Siemens AG	10,943	1,515,340
Symrise AG	4,190	502,381
Telefonica Deutschland Holding AG	166,204	452,068
Vitesco Technologies Group AG (b)	973	38,601
Vonovia SE	35,563	1,657,707
Zalando SE (b)	6,837	346,207
		16,330,827
HONG KONG - 2.2%
AAC Technologies Holdings, Inc.	103,000	244,776
AIA Group Ltd. - ADR	35,313	1,477,496
AIA Group Ltd.	57,569	601,130
Hang Seng Bank Ltd.	26,900	517,362
Hong Kong Exchanges & Clearing Ltd.	26,978	1,264,552
Lenovo Group Ltd.	562,000	608,792
Link REIT	95,500	813,302
New China Life Insurance Co. Ltd. - H Shares	87,400	242,418
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	132,000	140,200
Sino Land Co. Ltd.	144,000	185,676

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
HONG KONG - 2.2% (Continued)
Swire Properties Ltd.	206,350	$509,934
Techtronic Industries Co. Ltd.	24,500	392,527
Wharf Holdings Ltd. (The)	166,000	505,621
Zhongsheng Group Holdings Ltd.	86,000	604,687
		8,108,473
INDIA - 3.0%
HDFC Bank Ltd. - ADR	30,589	1,876,023
ICICI Bank Ltd. - ADR	144,722	2,741,035
Infosys Ltd. - ADR	160,710	4,000,072
Wipro Ltd. - ADR	363,009	2,798,799
		11,415,929
INDONESIA - 0.7%
Bank Mandiri Persero Tbk PT - ADR	87,101	955,498
Telkom Indonesia Persero Tbk PT - ADR	50,040	1,598,778
		2,554,276
IRELAND - 0.4%
CRH plc - ADR (a)	14,500	580,870
Kingspan Group plc	2,206	215,642
Smurfit Kappa Group plc	14,247	632,853
		1,429,365
ISRAEL - 0.5%
Check Point Software Technologies Ltd. (b)	4,473	618,437
CyberArk Software Ltd. (b)	2,299	387,956
ICL Group Ltd. (a)	33,089	399,384
Nice Ltd. - ADR (b)	2,630	575,970
		1,981,747
ITALY - 1.5%
Assicurazioni Generali S.p.A.	41,464	948,429
Enel S.p.A.	97,377	650,202
Intesa Sanpaolo S.p.A.	437,287	1,000,908
Mediobanca Banca di Credito Finanziario S.p.A.	29,677	299,919
Moncler S.p.A.	7,061	391,781
Poste Italiane S.p.A.	60,428	685,332
Terna - Rete Elettrica Nazionale	134,579	1,155,738
UniCredit S.p.A.	52,597	567,438
		5,699,747

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
JAPAN - 14.3%
Advantest Corp.	4,800	$374,801
Aeon Co. Ltd.	7,900	168,469
AGC, Inc.	10,000	399,603
Asahi Kasei Corp.	50,000	432,530
Azbil Corp.	3,900	129,456
Bandai Namco Holdings, Inc.	2,300	175,573
Bridgestone Corp.	28,756	1,116,324
Brothers Industries Ltd.	13,900	252,808
Chiba Bank Ltd. (The)	28,700	168,769
Chugai Pharmaceutical Co. Ltd.	14,700	490,576
CyberAgent, Inc.	13,700	169,553
Dai Nippon Printing Co. Ltd.	55,018	1,290,065
Dai-ichi Life Holdings, Inc.	16,346	332,205
Daiichi Sankyo Co. Ltd. - ADR (a)	5,703	124,211
Daiichi Sankyo Co. Ltd.	23,430	511,704
Daiwa House Industry Co. Ltd.	30,000	782,157
Denso Corp.	10,000	638,080
Dentsu Group, Inc.	4,300	175,747
East Japan Railway Co.	5,729	331,621
ENEOS Holdings, Inc.	167,700	627,062
FANUC Corp. - ADR	10,090	177,080
FANUC Corp.	800	140,425
Fast Retailing Co. Ltd.	1,000	512,720
FUJIFILM Holdings Corp. - ADR	8,601	525,951
FUJIFILM Holdings Corp.	1,500	91,571
Fujitsu Ltd.	4,868	729,442
Futu Holdings Ltd. - ADR (a)(b)	4,235	137,892
Honda Motor Co. Ltd.	17,400	493,278
Hoya Corp. - ADR	1,273	145,020
Hoya Corp.	6,861	781,961
Ibiden Co., Ltd.	4,600	224,287
Japan Exchange Group, Inc.	20,800	386,260
JFE Holdings, Inc.	12,400	173,549
Kao Corp.	35,200	1,437,416
KDDI Corp. - ADR	43,814	715,483
Keyence Corp.	3,600	1,669,535

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
JAPAN - 14.3% (Continued)
Kintetsu Group Holdings Co. Ltd.	10,728	$307,126
Kubota Corp. - ADR	7,274	682,592
Kubota Corp.	24,000	449,918
Lixil Corp.	15,100	281,133
M3, Inc.	2,400	86,689
Medipal Holdings Corp.	9,900	162,916
Mitsubishi Corp.	38,500	1,444,958
Mitsubishi UFJ Financial Group, Inc. - ADR	25,008	154,800
Mitsubishi UFJ Financial Group, Inc.	317,209	1,960,955
Mitsui & Co. Ltd. - ADR	1,204	657,384
Mitsui & Co. Ltd.	27,090	735,455
Mitsui Chemicals, Inc.	7,100	178,513
Mitsui OSK Lines Ltd.	29,700	825,132
Mizuho Financial Group, Inc.	65,200	831,753
Murata Manufacturing Co. Ltd. - ADR	916	15,123
Murata Manufacturing Co. Ltd.	12,900	849,864
Nexon Co. Ltd.	13,700	327,795
Nidec Corp. - ADR (a)	34,780	688,644
Nintendo Co. Ltd. - ADR	14,840	933,584
Nintendo Co. Ltd.	300	151,447
Nippon Building Fund, Inc. (b)	33	187,226
Nippon Prologis REIT, Inc.	175	511,037
Nippon Steel Corp.	9,800	172,939
Nippon Telegraph & Telephone Corp.	12,900	374,842
Nippon Yusen KK	4,600	402,432
Nippon Yusen KK	2,700	185,515
Nitori Holdings Co. Ltd.	1,100	138,411
Nomura Holdings, Inc. - ADR	47,702	201,302
Nomura Research Institute Ltd.	10,200	332,839
Odakyu Electric Railway Co. Ltd.	10,400	172,399
Omron Corp.	3,200	212,982
Oriental Land Co. Ltd.	2,960	566,630
Pan Pacific International Holdings Corp.	10,900	174,427
Persol Holdings Co. Ltd.	8,000	181,655
Pinduoduo, Inc. - ADR (b)	5,750	230,633
Recruit Holdings Co. Ltd.	20,050	871,221

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
JAPAN - 14.3% (Continued)
Ricoh Co. Ltd.	25,500	$220,851
Ryohin Keikaku Co. Ltd.	12,400	143,848
Secom Co. Ltd.	2,700	195,347
Seiko Epson Corp.	30,300	455,250
Sekisui House Ltd. - ADR	21,690	420,786
Sekisui House Ltd.	8,000	154,764
Seven & i Holdings Co. Ltd.	18,900	901,210
Shimadzu Corp.	17,000	584,779
Shimano, Inc.	2,084	477,312
Shin-Etsu Chemical Co. Ltd.	6,100	926,908
Shionogi & Co. Ltd.	3,400	208,933
Shiseido Co. Ltd. - ADR	7,565	382,033
Shiseido Co. Ltd.	2,100	106,081
SMC Corp.	678	379,045
SoftBank Corp.	33,205	387,321
SoftBank Group Corp. - ADR	12,750	284,453
SoftBank Group Corp.	13,000	581,297
Sony Group Corp. - ADR	23,139	2,376,607
Sumitomo Corp.	23,254	402,778
Sumitomo Metal Mining Co. Ltd.	8,000	405,359
Sumitomo Mitsui Trust Holdings, Inc.	19,600	637,954
Suntory Beverage & Food Ltd.	12,200	465,062
Takeda Pharmaceutical Co. Ltd. - ADR	17,704	253,521
Takeda Pharmaceutical Co. Ltd.	26,800	763,686
TDK Corp.	6,300	227,314
Terumo Corp.	10,972	332,037
Toho Co. Ltd.	4,100	154,957
Tokyo Electron Ltd. - ADR	1,464	188,095
Tokyo Electron Ltd.	1,900	975,886
Tokyu Corp.	42,700	554,055
Toppan, Inc.	55,900	986,195
Toray Industries, Inc.	50,000	260,010
TOTO Ltd.	4,700	188,778
Toyota Motor Corp. - ADR	11,838	2,133,800
USS Co. Ltd.	31,120	522,994
Yamaha Corp.	10,900	473,730

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
JAPAN - 14.3% (Continued)
Yamaha Motor Co. Ltd.	27,700	$620,936
Yokogawa Electric Corp.	26,800	456,688
		53,866,115
JERSEY - 0.9%
Experian plc - ADR	11,145	429,417
Ferguson plc	508	68,822
Ferguson plc	5,680	761,801
Glencore plc	248,450	1,616,545
WPP plc - ADR (a)	1,188	77,766
WPP plc	34,966	457,625
		3,411,976
LUXEMBOURG - 0.0% (c)
ArcelorMittal S.A. - ADR	5,428	173,750

MEXICO - 1.3%
América Móvil S.A.B. de C.V. - Class L - ADR	16,903	357,499
Coca-Cola Femsa S.A.B. de C.V. - ADR	12,760	701,162
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,658	1,048,715
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (a)	2,661	429,033
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	2,464	546,022
Grupo Televisa S.A.B. - ADR (a)	39,194	458,570
Wal-Mart de Mexico S.A.B. de C.V. - ADR	32,608	1,337,906
		4,878,907
NETHERLANDS - 3.1%
ABN AMRO Bank N.V. (b)	21,591	275,730
Adyen N.V. (b)	349	691,304
AEGON N.V.	48,989	259,152
Akzo Nobel N.V. - ADR	9,200	263,396
ASML Holding N.V. - ADR	6,611	4,415,685
Exor N.V.	840	63,860
ING Groep N.V. - ADR	40,673	424,219
ING Groep N.V.	16,762	175,022
Koninklijke Ahold Delhaize N.V. - ADR (a)	24,466	788,050
Koninklijke Ahold Delhaize N.V.	5,491	176,632
Koninklijke DSM N.V.	4,332	775,015
Koninklijke Philips N.V. - ADR	16,004	488,602

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
NETHERLANDS - 3.1% (Continued)
NN Group N.V.	5,475	$277,483
Prosus N.V.	10,052	542,116
QIAGEN N.V. (b)	7,847	384,503
Stellantis N.V.	42,053	682,673
STMicroelectronics N.V. - ADR	14,434	623,837
Wolters Kluwer N.V.	5,108	544,579
		11,851,858
NORWAY - 1.9%
Aker BP ASA (b)	2,503	93,379
Equinor ASA - ADR	158,981	5,963,378
Norsk Hydro ASA	112,833	1,096,507
		7,153,264
PHILIPPINES - 0.3%
PLDT, Inc. - ADR (a)	26,933	946,426

PORTUGAL - 0.4%
Galp Energia SGPS S.A.	109,153	1,380,071
Jeronimo Martins SGPS S.A.	8,104	194,426
		1,574,497
RUSSIA - 0.0% (c)
Mobile TeleSystems PJSC - ADR (d)(e)	86,910	869

SINGAPORE - 1.5%
Ascendas Real Estate Investment Trust	167,800	361,591
BOC Aviation Ltd.	87,700	688,897
CapitaLand Integrated Commercial Trust	387,425	640,952
CapitaLand Investment Ltd.	183,000	536,219
City Developments Ltd.	181,300	1,048,076
DBS Group Holdings Ltd. - ADR	11,392	1,187,730
Singapore Telecommunications Ltd.	216,000	420,745
Venture Corp. Ltd.	63,900	823,507
		5,707,717
SOUTH AFRICA - 1.2%
FirstRand Ltd.	201,574	1,063,657
Gold Fields Ltd. - ADR (a)	14,088	217,800
Impala Platinum Holdings Ltd. - ADR	34,408	535,733

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SOUTH AFRICA - 1.2% (Continued)
Mr Price Group Ltd.	43,236	$638,204
MTN Group Ltd.	24,549	317,558
MultiChoice Group Ltd.	72,496	653,369
Naspers Ltd. - Class N - ADR	19,030	429,507
Standard Bank Group Ltd.	44,968	558,530
		4,414,358
SOUTH KOREA - 4.4%
Celltrion, Inc.	4,338	612,394
Hyundai Mobis Co. Ltd.	5,210	916,149
Hyundai Motor Co.	2,200	323,842
KB Financial Group, Inc. - ADR	27,719	1,353,519
KT Corp. - ADR	39,515	566,645
LG Chem Ltd.	1,363	594,213
LG Display Co. Ltd. - ADR (b)	3	25
NAVER Corp.	4,020	1,114,700
POSCO Holdings, Inc. - ADR	16,598	983,763
Samsung Electronics Co. Ltd.	93,969	5,364,793
Shinhan Financial Group Co. Ltd. - ADR	31,408	1,049,969
Shinhan Financial Group Co. Ltd.	11,989	406,313
SK Hynix, Inc.	13,491	1,294,832
SK Telecom Co. Ltd. - ADR	19,898	509,986
Woori Financial Group, Inc. - ADR	38,936	1,466,330
		16,557,473
SPAIN - 1.8%
Aena SME S.A. (b)	4,174	695,849
Amadeus IT Group S.A. (b)	8,543	555,483
Banco Bilbao Vizcaya Argentaria S.A.	28,273	160,873
Banco Santander S.A.	79,125	269,036
Cellnex Telecom S.A. - ADR (a)	10,780	259,906
Iberdrola S.A. - ADR (a)	17,047	744,272
Iberdrola S.A.	29,928	327,132
Industria de Diseno Textil S.A.	19,609	427,600
Naturgy Energy Group S.A.	12,657	379,220
Repsol S.A.	157,333	2,061,062
Siemens Gamesa Renewable Energy S.A. (b)	11,865	208,116
Telefónica S.A. - ADR	34,242	164,362

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SPAIN - 1.8% (Continued)
Telefónica S.A.	98,803	$478,854
		6,731,765
SWEDEN - 2.1%
Assa Abloy AB - Class B	7,863	211,305
Atlas Copco AB - A Shares	8,922	462,998
Atlas Copco AB - Class A - ADR	10,074	522,840
Boliden AB	25,785	1,300,428
Essity AB - Series B	12,219	288,290
H & M Hennes & Mauritz AB - B Shares	19,185	257,550
Hexagon AB - B Shares	58,429	818,447
Lundin Energy AB	30,924	1,297,707
Svenska Cellulosa AB S.C.A. - B - Series B	16,418	318,726
Svenska Handelsbanken AB (b)	76,005	1,651,072
Svenska Handelsbanken AB - A Shares	31,343	288,146
Telefonaktiebolaget LM Ericsson - B Shares	42,832	390,346
		7,807,855
SWITZERLAND - 6.8%
ABB Ltd. - ADR (a)	39,077	1,263,750
Adecco Group AG	9,669	438,601
Barry Callebaut AG	553	1,296,482
Coca-Cola HBC AG	20,905	435,980
Geberit AG	1,604	988,796
Givaudan S.A.	272	1,124,159
Groupe Bruxelles Lambert S.A.	2,460	256,880
Holcim Ltd.	8,532	414,969
Keuhne + Nagel International AG	643	182,566
Logitech International S.A.	5,031	371,187
Lonza Group AG - ADR	4,540	329,105
Lonza Group AG	2,382	1,726,007
Nestlé S.A. - ADR	37,439	4,870,814
Nestlé S.A.	4,022	522,935
Partners Group Holding AG	644	797,403
Roche Holding AG - ADR	89,624	4,428,322
Roche Holding AG	1,749	692,013
Sika AG	852	281,887
Sonova Holding AG	1,171	489,172

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SWITZERLAND - 6.8% (Continued)
Swatch Group AG (The)	707	$200,451
Swiss Re AG	7,493	713,288
Swisscom AG	1,612	968,500
Temenos AG	5,377	517,212
UBS Group AG	39,428	770,475
UBS Group AG	2	39
Zurich Insurance Group AG - ADR	24,700	1,215,734
Zurich Insurance Group AG	492	242,999
		25,539,726
TAIWAN - 4.8%
ASE Technology Holding Co. Ltd. - ADR (a)	126,937	899,983
AU Optronics Corp. - ADR	144,653	1,002,445
Chunghwa Telecom Co. Ltd. - ADR	132,532	5,891,048
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	89,014	9,280,600
United Microelectronics Corp. - ADR (a)	114,499	1,044,231
		18,118,307
TURKEY - 0.0% (c)
Turkcell Iletisim Hizmetleri A.S. - ADR	1	4

UNITED KINGDOM - 7.9%
3i Group plc	68,813	1,244,266
Antofagasta plc	47,452	1,030,743
Ashtead Group plc	11,037	694,918
AstraZeneca plc - ADR	46,596	3,091,179
Aviva plc	71,300	421,864
Barratt Developments plc	28,635	194,936
British Land Co. plc (The)	62,287	431,091
BT Group plc	130,919	312,142
Burberry Group plc	13,434	293,251
Coca-Cola Europacific Partners plc	9,216	447,990
Compass Group plc	35,682	767,858
GlaxoSmithKline plc - ADR (a)	42,461	1,849,601
Halma plc	17,839	583,624
HSBC Holdings plc - ADR (a)	50,405	1,724,859
HSBC Holdings plc	27,340	186,742
Informa plc (b)	99,047	776,012

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
UNITED KINGDOM - 7.9% (Continued)
ITV plc (b)	307,997	$329,617
J Sainsbury plc	86,209	285,325
Kingfisher plc	106,863	356,661
Land Securities Group plc	37,958	389,331
Legal & General Group plc	210,040	744,652
Lloyds Banking Group plc	437,921	266,644
London Stock Exchange Group plc	7,929	826,817
Mondi plc	48,272	938,277
National Grid plc - ADR (a)	5,768	443,386
National Grid plc	35,023	538,225
NatWest Group plc	172,577	487,402
PEARSON plc - ADR (a)	44,436	443,027
PEARSON plc	29,189	286,114
Prudential plc - ADR (a)	16,409	485,378
Reckitt Benckiser Group plc - ADR	34,350	530,364
Reckitt Benckiser Group plc	3,212	245,023
RELX plc - ADR	19,899	618,859
RELX plc	51,880	1,614,342
Rentokil Initial plc	56,496	389,160
Sage Group plc (The) - ADR	2,320	85,376
Sage Group plc (The)	33,781	309,516
Segro plc	65,385	1,148,946
Severn Trent plc	7,033	283,452
Tesco plc - ADR	5,503	59,928
Tesco plc	91,147	329,970
Unilever plc - ADR (a)	41,016	1,869,099
United Utilities Group plc	43,531	640,998
Vodafone Group plc - ADR (a)	40,631	675,287
		29,672,252

TOTAL COMMON STOCKS (Cost $253,230,354)		$370,036,393

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$290,000	$290,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	870,000	870,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	480,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	450,000	426,348
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	290,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	120,000	120,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	500,000	480,045
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	400,000	400,000
TOTAL CORPORATE NOTES (Cost $3,400,000)				$3,356,393

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 6.5%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (f)(g) (Cost $24,365,534)	24,365,534	$24,365,534

TOTAL INVESTMENTS - (Cost $280,995,888) - 105.6%		$397,758,320

LIABILITES IN EXESS OF OTHER ASSETS - (5.6%)		(21,120,390)

NET ASSETS - 100.0%		$376,637,930

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $23,288,590.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$290,000	$290,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	870,000	870,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	480,000	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	450,000	426,348	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	290,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	120,000	120,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	500,000	480,045	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	400,000	400,000	0.1%
Mobile TeleSystems PJSC - ADR	07/19/11	752,376	869	0.0	%(c)
		$4,152,376	$3,357,262	0.9%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of March 31, 2022, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2022.
(g)	The security was purchased with cash collateral received from securities on loan.

ADR - American Depositary Receipt

CDI - CHESS Depositary Interest

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund
March 31, 2022 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 9.9%
Advertising & Marketing	0.4%
Cable & Satellite	0.3%
Entertainment Content	0.7%
Internet Media & Services	2.9%
Publishing & Broadcasting	0.5%
Telecommunications	5.1%
Consumer Discretionary - 8.7%
Apparel & Textile Products	1.2%
Automotive	3.1%
Consumer Services	0.1%
E-Commerce Discretionary	1.1%
Home Construction	0.7%
Leisure Facilities & Services	0.3%
Leisure Products	0.3%
Retail - Discretionary	1.6%
Wholesale - Discretionary	0.3%
Consumer Staples - 7.1%
Beverages	0.9%
Food	2.1%
Household Products	2.2%
Retail - Consumer Staples	1.5%
Wholesale - Consumer Staples	0.4%
Energy - 3.9%
Oil & Gas Producers	3.7%
Renewable Energy	0.2%
Financials - 20.2%
Asset Management	1.0%
Banking	13.0%
Institutional Financial Services	1.1%
Insurance	4.9%
Specialty Finance	0.2%

Schedule of Portfolio Investments (Continued)
Common Stocks by Sector/Industry (Continued)	% of Net Assets
Health Care - 7.9%
Biotech & Pharma	5.2%
Health Care Facilities & Services	1.1%
Medical Equipment & Devices	1.6%
Industrials - 9.4%
Commercial Support Services	1.4%
Diversified Industrials	0.5%
Electrical Equipment	1.5%
Engineering & Construction	0.1%
Industrial Support Services	0.5%
Machinery	1.3%
Transportation & Logistics	4.0%
Transportation Equipment	0.1%
Materials - 9.3%
Chemicals	3.1%
Construction Materials	0.5%
Containers & Packaging	0.5%
Forestry, Paper & Wood Products	0.4%
Metals & Mining	3.7%
Steel	1.1%
Real Estate - 4.3%
Real Estate Owners & Developers	1.7%
REITs	2.6%
Technology - 15.5%
Semiconductors	5.3%
Software	1.1%
Technology Hardware	4.5%
Technology Services	4.6%
Utilities - 2.0%
Electric & Gas Marketing & Trading	0.2%
Electric Utilities	1.5%
Gas & Water Utilities	0.3%
98.2%

Schedule of Portfolio Investments
Praxis Value Index Fund
March 31, 2022 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Fair Value
ADVERTISING & MARKETING - 0.2%
Omnicom Group, Inc. (a)	10,229	$868,238

AEROSPACE & DEFENSE - 0.1%
Howmet Aerospace, Inc.	14,090	506,395

APPAREL & TEXTILE PRODUCTS - 0.4%
NIKE, Inc. - Class B	9,970	1,341,563
VF Corp. (a)	7,520	427,587
		1,769,150
ASSET MANAGEMENT - 0.5%
Ameriprise Financial, Inc.	1,540	462,555
BlackRock, Inc.	742	567,014
Charles Schwab Corp. (The)	11,220	945,958
		1,975,527
AUTOMOTIVE - 0.5%
BorgWarner, Inc.	14,870	578,443
Ford Motor Co.	81,853	1,384,134
		1,962,577
BANKING - 5.5%
Bank of America Corp.	101,100	4,167,342
Citigroup, Inc.	46,326	2,473,808
Citizens Financial Group, Inc. (a)	10,900	494,097
Fifth Third Bancorp	19,490	838,850
Huntington Bancshares, Inc.	33,170	484,945
JPMorgan Chase & Co.	40,025	5,456,208
KeyCorp	21,488	480,902
M&T Bank Corp. (a)	3,136	531,552
People's United Financial, Inc.	32,700	653,673
PNC Financial Services Group, Inc. (The)	11,651	2,149,027
Regions Financial Corp.	24,860	553,384
Truist Financial Corp.	40,660	2,305,422
U.S. Bancorp	22,707	1,206,877
		21,796,087
BEVERAGES - 2.8%
Coca-Cola Co. (The)	106,520	6,604,240
PepsiCo, Inc.	25,859	4,328,279
		10,932,519

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 7.2%
AbbVie, Inc.	17,386	$2,818,444
Amgen, Inc.	6,604	1,596,979
Biogen, Inc. (b)	2,440	513,864
Bristol-Myers Squibb Co.	63,139	4,611,041
Gilead Sciences, Inc.	23,550	1,400,048
Johnson & Johnson	64,781	11,481,137
Merck & Co., Inc.	61,130	5,015,717
Viatris, Inc.	40,540	441,075
Zoetis, Inc.	3,990	752,474
		28,630,779
CABLE & SATELLITE - 1.2%
Comcast Corp. - Class A	103,410	4,841,656

CHEMICALS - 4.2%
Air Products & Chemicals, Inc.	7,697	1,923,557
Dow, Inc.	19,230	1,225,335
DuPont de Nemours, Inc.	12,548	923,282
Eastman Chemical Co.	3,900	437,034
Ecolab, Inc.	7,050	1,244,748
International Flavors & Fragrances, Inc.	8,452	1,110,001
Linde plc	10,886	3,477,315
LyondellBasell Industries N.V. - Class A	50,910	5,234,566
PPG Industries, Inc.	1,280	167,770
Sherwin-Williams Co. (The)	2,880	718,906
		16,462,514
COMMERCIAL SUPPORT SERVICES - 1.8%
Republic Services, Inc.	11,450	1,517,125
Robert Half International, Inc.	5,180	591,452
Rollins, Inc. (a)	25,890	907,445
Waste Management, Inc.	25,070	3,973,595
		6,989,617
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	1,320	508,055

CONTAINERS & PACKAGING - 0.7%
Ball Corp.	12,248	1,102,320
International Paper Co.	12,160	561,184
Packaging Corp. of America	3,290	513,602

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.7% (Continued)
WestRock Co.	10,430	$490,523
		2,667,629
DIVERSIFIED INDUSTRIALS - 1.2%
Dover Corp.	5,253	824,195
Emerson Electric Co.	9,554	936,770
Illinois Tool Works, Inc. (a)	14,045	2,941,023
		4,701,988
ELECTRIC UTILITIES - 5.3%
AES Corp. (The)	27,234	700,731
American Electric Power Co., Inc.	16,270	1,623,258
CMS Energy Corp.	12,530	876,348
Consolidated Edison, Inc.	26,561	2,514,796
DTE Energy Co.	4,170	551,316
Duke Energy Corp.	25,514	2,848,893
Edison International	11,827	829,073
Eversource Energy	7,770	685,236
NextEra Energy, Inc.	49,300	4,176,203
PPL Corp.	16,050	458,388
Sempra Energy (a)	15,043	2,529,029
Southern Co. (The) (a)	31,681	2,297,189
Xcel Energy, Inc.	14,114	1,018,607
		21,109,067
ELECTRICAL EQUIPMENT - 2.9%
Carrier Global Corp.	22,720	1,042,166
Johnson Controls International plc	75,907	4,977,222
Keysight Technologies, Inc. (b)	6,000	947,820
Otis Worldwide Corp.	9,260	712,557
Rockwell Automation, Inc.	8,530	2,388,656
Roper Technologies, Inc.	3,030	1,430,857
		11,499,278
ENTERTAINMENT CONTENT - 2.4%
Activision Blizzard, Inc.	18,000	1,441,980
Discovery, Inc. (a)(b)	19,010	473,729
Electronic Arts, Inc.	8,020	1,014,610
Fox Corp. - Class A (a)	15,020	592,539
Paramount Global - Class B (a)	15,606	590,063

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
ENTERTAINMENT CONTENT - 2.4% (Continued)
Walt Disney Co. (The) (b)	38,829	$5,325,786
		9,438,707
FOOD - 2.7%
Campbell Soup Co. (a)	10,070	448,820
Conagra Brands, Inc.	16,070	539,470
General Mills, Inc. (a)	31,984	2,165,957
Hershey Co. (The)	2,830	613,063
Hormel Foods Corp. (a)	22,750	1,172,535
J.M. Smucker Co. (The) (a)	3,710	502,371
Kellogg Co. (a)	5,960	384,360
Kraft Heinz Co. (The)	24,390	960,722
McCormick & Co., Inc.	6,090	607,782
Mondelez International, Inc. - Class A	40,482	2,541,460
Tyson Foods, Inc. - Class A	9,110	816,529
		10,753,069
GAS & WATER UTILITIES - 0.4%
American Water Works Co., Inc.	4,220	698,537
NiSource, Inc.	29,770	946,686
		1,645,223
HEALTH CARE FACILITIES & SERVICES - 4.9%
AmerisourceBergen Corp.	8,740	1,352,166
Anthem, Inc.	6,020	2,957,144
Cardinal Health, Inc.	11,920	675,864
Cigna Corp.	11,502	2,755,994
CVS Health Corp.	25,454	2,576,199
Henry Schein, Inc. (b)	3,230	281,624
Humana, Inc.	1,410	613,590
IQVIA Holdings, Inc. (b)	2,920	675,133
Laboratory Corp. of America Holdings (b)	2,120	558,959
McKesson Corp.	5,714	1,749,227
UnitedHealth Group, Inc.	10,290	5,247,591
		19,443,491
HOME & OFFICE PRODUCTS - 0.1%
Whirlpool Corp. (a)	3,150	544,257

HOUSEHOLD PRODUCTS - 2.8%
Church & Dwight Co., Inc. (a)	6,650	660,877

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 2.8% (Continued)
Colgate-Palmolive Co.	5,290	$401,141
Kimberly-Clark Corp.	14,960	1,842,473
Procter & Gamble Co. (The)	52,946	8,090,149
		10,994,640
INDUSTRIAL SUPPORT SERVICES - 0.3%
Fastenal Co.	9,800	582,120
W.W. Grainger, Inc.	1,310	675,685
		1,257,805
INSTITUTIONAL FINANCIAL SERVICES - 1.9%
Bank of New York Mellon Corp. (The)	38,024	1,887,131
CME Group, Inc.	9,190	2,185,933
Intercontinental Exchange, Inc.	5,030	664,564
Morgan Stanley	17,641	1,541,823
Northern Trust Corp.	6,297	733,286
State Street Corp.	6,610	575,863
		7,588,600
INSURANCE - 5.8%
Aflac, Inc.	38,140	2,455,834
Allstate Corp. (The)	10,919	1,512,391
American International Group, Inc.	22,987	1,442,894
Arthur J. Gallagher & Co.	2,930	511,578
Assurant, Inc.	4,170	758,231
Berkley (W.R.) Corp.	9,825	654,247
Cincinnati Financial Corp.	4,172	567,225
Globe Life, Inc.	10,480	1,054,288
Hartford Financial Services Group, Inc. (The)	10,830	777,702
Lincoln National Corp.	7,310	477,781
Loews Corp. (a)	25,180	1,632,168
Marsh & McLennan Cos., Inc.	7,150	1,218,503
MetLife, Inc.	35,413	2,488,826
Principal Financial Group, Inc. (a)	11,170	819,990
Progressive Corp. (The) (a)	16,630	1,895,654
Prudential Financial, Inc.	20,750	2,452,027
Travelers Cos., Inc. (The)	13,253	2,421,721
		23,141,060
INTERNET MEDIA & SERVICES - 0.7%
Booking Holdings, Inc. (b)	700	1,643,915
Expedia Group, Inc. (a)(b)	3,040	594,837

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
INTERNET MEDIA & SERVICES - 0.7% (Continued)
Match Group, Inc. (b)	6,650	$723,121
		2,961,873
LEISURE FACILITIES & SERVICES - 2.1%
Carnival Corp. (a)(b)	28,663	579,566
Darden Restaurants, Inc.	4,210	559,719
Hilton Worldwide Holdings, Inc. (b)	6,420	974,171
Marriott International, Inc. - Class A (b)	6,210	1,091,407
McDonald's Corp.	11,220	2,774,482
Starbucks Corp.	16,870	1,534,664
Yum! Brands, Inc.	5,400	640,062
		8,154,071
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	6,490	531,661

MACHINERY - 1.2%
Deere & Co.	5,057	2,100,981
IDEX Corp.	2,840	544,513
Ingersoll-Rand, Inc.	13,050	657,068
Stanley Black & Decker, Inc.	5,070	708,735
Xylem, Inc.	7,010	597,673
		4,608,970
MEDICAL EQUIPMENT & DEVICES - 4.3%
Abbott Laboratories	23,170	2,742,401
Baxter International, Inc.	17,182	1,332,292
Becton, Dickinson and Co.	8,310	2,210,460
Boston Scientific Corp. (b)	29,180	1,292,382
Cooper Cos., Inc. (The)	1,170	488,581
Danaher Corp.	7,520	2,205,842
DENTSPLY SIRONA, Inc.	8,810	433,628
Edwards Lifesciences Corp. (b)	5,460	642,751
Illumina, Inc. (b)	3,590	1,254,346
Intuitive Surgical, Inc. (b)	1,460	440,453
Mettler-Toledo International, Inc. (b)	190	260,906
ResMed, Inc.	980	237,660
Stryker Corp.	3,720	994,542
Teleflex, Inc.	1,370	486,117

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 4.3% (Continued)
Thermo Fisher Scientific, Inc.	3,154	$1,862,910
		16,885,271
METALS & MINING - 0.1%
Newmont Corp.	3,280	260,596

OIL & GAS PRODUCERS - 3.6%
ConocoPhillips	107,487	10,748,700
Valero Energy Corp.	34,350	3,487,899
		14,236,599
OIL & GAS SERVICES & EQUIPMENT - 1.7%
Baker Hughes Co. (a)	65,320	2,378,301
Schlumberger Ltd.	105,016	4,338,211
		6,716,512
REAL ESTATE SERVICES - 0.9%
CBRE Group, Inc. - Class A (b)	40,520	3,708,390

REITS - 3.8%
American Tower Corp.	4,760	1,195,807
AvalonBay Communities, Inc.	5,900	1,465,383
Boston Properties, Inc.	3,190	410,872
Crown Castle International Corp.	4,160	767,936
Digital Realty Trust, Inc.	5,980	847,964
Equinix, Inc.	910	674,874
Equity Residential	17,370	1,561,910
Federal Realty Investment Trust	1,610	196,533
Healthpeak Properties, Inc.	20,530	704,795
Host Hotels & Resorts, Inc.	49,590	963,534
Iron Mountain, Inc.	10	554
Kimco Realty Corp.	22,420	553,774
Prologis, Inc.	15,540	2,509,399
Public Storage	1,920	749,338
Realty Income Corp.	9,490	657,657
Regency Centers Corp.	9,230	658,468
Simon Property Group, Inc.	2,209	290,616
Welltower, Inc.	9,100	874,874
		15,084,288

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
RETAIL - CONSUMER STAPLES - 2.6%
Costco Wholesale Corp.	3,160	$1,819,686
Dollar General Corp.	2,630	585,517
Dollar Tree, Inc. (b)	4,010	642,202
Kroger Co. (The) (a)	20,514	1,176,888
Target Corp.	4,850	1,029,267
Walgreen Boots Alliance, Inc.	8,200	367,114
Walmart, Inc.	30,750	4,579,290
		10,199,964
RETAIL - DISCRETIONARY - 1.3%
Best Buy Co., Inc.	1,760	159,984
Genuine Parts Co.	4,570	575,911
Home Depot, Inc. (The)	6,312	1,889,371
Lowe's Cos., Inc.	1,910	386,183
Ross Stores, Inc.	5,160	466,774
TJX Cos., Inc. (The)	29,130	1,764,695
		5,242,918
SEMICONDUCTORS - 3.3%
Analog Devices, Inc.	8,960	1,480,013
Broadcom, Inc.	3,100	1,952,008
Intel Corp.	83,908	4,158,480
IPG Photonics Corp. (b)	4,430	486,237
Micron Technology, Inc.	29,590	2,304,765
Qorvo, Inc. (b)	4,610	572,101
Texas Instruments, Inc.	12,020	2,205,430
		13,159,034
SOFTWARE - 1.6%
Autodesk, Inc. (b)	2,650	568,027
Cerner Corp.	2,680	250,741
Citrix Systems, Inc.	1,560	157,404
Microsoft Corp.	4,950	1,526,135
NortonLifeLock, Inc. (a)	15,800	419,016
Oracle Corp.	8,432	697,579
salesforce.com, inc. (b)	10,040	2,131,693
Synopsys, Inc. (b)	2,040	679,871
		6,430,466
SPECIALTY FINANCE - 0.8%
American Express Co.	9,754	1,823,998
Capital One Financial Corp.	6,200	813,998

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SPECIALTY FINANCE - 0.8% (Continued)
Synchrony Financial	10,350	$360,284
		2,998,280
TECHNOLOGY HARDWARE - 1.6%
Cisco Systems, Inc.	73,730	4,111,185
Corning, Inc.	14,610	539,255
HP, Inc.	26,820	973,566
Western Digital Corp. (b)	11,965	594,062
		6,218,068
TECHNOLOGY SERVICES - 5.5%
Accenture plc - Class A	16,780	5,658,720
Automatic Data Processing, Inc.	5,210	1,185,483
Cognizant Technology Solutions Corp. - Class A	10,200	914,634
DXC Technology Co. (b)	15,380	501,849
Fidelity National Information Services, Inc.	16,860	1,693,081
Fiserv, Inc. (b)	11,100	1,125,540
International Business Machines Corp. (a)	17,092	2,222,302
Mastercard, Inc. - Class A	6,940	2,480,217
MSCI, Inc.	1,140	573,283
Paychex, Inc. (a)	3,334	454,991
PayPal Holdings, Inc. (b)	10,860	1,255,959
S&P Global, Inc. (a)	2,450	1,004,941
Visa, Inc. - Class A (a)	12,350	2,738,860
		21,809,860
TELECOMMUNICATIONS - 2.5%
AT&T, Inc.	203,966	4,819,717
T-Mobile US, Inc. (b)	13,480	1,730,158
Verizon Communications, Inc.	67,610	3,444,053
		9,993,928
TRANSPORTATION & LOGISTICS - 4.1%
Alaska Air Group, Inc. (b)	9,130	529,631
American Airlines Group, Inc. (a)(b)	43,070	786,027
C.H. Robinson Worldwide, Inc. (a)	6,070	653,800
CSX Corp.	57,110	2,138,770
Delta Air Lines, Inc. (b)	29,020	1,148,321
FedEx Corp.	5,380	1,244,878
J.B. Hunt Transport Services, Inc.	4,690	941,705
Norfolk Southern Corp.	7,190	2,050,732
Southwest Airlines Co. (b)	28,050	1,284,690

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.2% (Continued)			Shares	Fair Value
TRANSPORTATION & LOGISTICS - 4.1% (Continued)
Union Pacific Corp.			10,450	$2,855,045
United Parcel Service, Inc. - Class B			11,880	2,547,785
				16,181,384
TRANSPORTATION EQUIPMENT - 0.1%
PACCAR, Inc.			5,090	448,276

WHOLESALE - CONSUMER STAPLES - 0.4%
Sysco Corp. (a)			18,180	1,484,397

TOTAL COMMON STOCKS (COST $285,291,349)				$389,342,734

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	$280,000	$280,000
Calvert Social Investment Foundation, Inc. (c)	0.400%	12/15/22	400,000	400,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	450,000	450,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	720,000	720,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	750,000	710,580
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	280,000	280,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	250,000	250,000
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	280,000	268,825
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	450,000	450,000
TOTAL CORPORATE NOTES (COST $3,860,000)				$3,809,405

MONEY MARKET FUNDS - 0.4%			Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (d) (COST $1,488,098)			1,488,098	$1,488,098

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 6.7%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (d)(e) (COST $26,790,655)	26,790,655	$26,790,655

TOTAL INVESTMENTS - (COST $317,430,102) - 106.3%		$421,430,892

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3%)		(25,067,359)

NET ASSETS - 100.0%		$396,363,533

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $25,924,755.
(b)	Non-income producing security.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$280,000	$280,000	0.1%
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	400,000	400,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	450,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	720,000	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	750,000	710,580	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	280,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	250,000	250,000	0.0	%(f)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	280,000	268,825	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	450,000	450,000	0.1%
		$3,860,000	$3,809,405	1.0%

(d)	The rate shown is the 7-day effective yield as of March 31, 2022.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments
Praxis Growth Index Fund
March 31, 2022 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.5%
NIKE, Inc. - Class B	20,317	$2,733,856

ASSET MANAGEMENT - 0.9%
Ameriprise Financial, Inc.	1,380	414,497
BlackRock, Inc.	2,233	1,706,392
Charles Schwab Corp. (The)	32,260	2,719,840
		4,840,729
AUTOMOTIVE - 4.5%
Tesla, Inc. (a)(b)	23,030	24,817,128

BANKING - 1.8%
Bank of America Corp.	88,350	3,641,787
Fifth Third Bancorp	8,730	375,739
First Republic Bank	6,350	1,029,335
JPMorgan Chase & Co.	21,870	2,981,319
PNC Financial Services Group, Inc. (The)	3,900	719,355
Signature Bank	2,090	613,394
SVB Financial Group (a)	800	447,560
		9,808,489
BEVERAGES - 0.7%
Coca-Cola Co. (The)	6,170	382,540
PepsiCo, Inc.	19,670	3,292,365
		3,674,905
BIOTECH & PHARMA - 3.8%
AbbVie, Inc.	15,191	2,462,613
Amgen, Inc.	12,064	2,917,316
Biogen, Inc. (a)	2,890	608,634
Bristol-Myers Squibb Co.	6,116	446,651
Eli Lilly & Co.	18,050	5,168,979
Incyte Corp. (a)	8,757	695,481
Johnson & Johnson	4,488	795,408
Merck & Co., Inc.	5,571	457,101
Moderna, Inc. (a)	8,100	1,395,306
Regeneron Pharmaceuticals, Inc. (a)	3,101	2,165,800
Vertex Pharmaceuticals, Inc. (a)	5,704	1,488,573
Zoetis, Inc.	12,930	2,438,469
		21,040,331

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
CHEMICALS - 1.0%
Air Products & Chemicals, Inc.	2,878	$719,241
Linde plc	11,878	3,794,190
Sherwin-Williams Co. (The)	3,471	866,431
		5,379,862
COMMERCIAL SUPPORT SERVICES - 0.4%
Robert Half International, Inc.	6,040	689,647
Waste Management, Inc.	8,704	1,379,584
		2,069,231
CONTAINERS & PACKAGING - 0.1%
Ball Corp.	5,630	506,700

DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3,454	723,268

E-COMMERCE DISCRETIONARY - 5.3%
Amazon.com, Inc. (a)	8,700	28,361,565
eBay, Inc.	16,625	951,948
Etsy, Inc. (a)	3,530	438,708
		29,752,221
ELECTRIC UTILITIES - 0.2%
Eversource Energy	6,420	566,180
NextEra Energy, Inc.	8,874	751,716
		1,317,896
ELECTRICAL EQUIPMENT - 1.5%
Amphenol Corp. - Class A	27,452	2,068,508
Generac Holdings, Inc. (a)	1,590	472,644
Keysight Technologies, Inc. (a)	17,441	2,755,155
Rockwell Automation, Inc.	2,298	643,509
TE Connectivity Ltd.	5,190	679,786
Trane Technologies plc	4,660	711,582
Trimble, Inc. (a)	10,860	783,440
		8,114,624
ENTERTAINMENT CONTENT - 0.5%
Activision Blizzard, Inc.	6,560	525,522
Electronic Arts, Inc.	10,655	1,347,964
Walt Disney Co. (The) (a)	5,103	699,927
		2,573,413

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
GAS & WATER UTILITIES - 0.1%
American Water Works Co., Inc.	3,780	$625,703

HEALTH CARE FACILITIES & SERVICES - 2.0%
Anthem, Inc.	1,300	638,586
Catalent, Inc. (a)	5,970	662,073
Charles River Laboratories International, Inc. (a)	2,140	607,696
HCA Healthcare, Inc.	2,590	649,106
Humana, Inc.	1,060	461,280
IQVIA Holdings, Inc. (a)	4,968	1,148,651
Laboratory Corp. of America Holdings (a)	1,440	379,670
McKesson Corp.	1,730	529,605
UnitedHealth Group, Inc.	12,240	6,242,033
		11,318,700
HOME CONSTRUCTION - 0.2%
D.R. Horton, Inc.	6,078	452,872
Masco Corp.	8,006	408,306
		861,178
HOUSEHOLD PRODUCTS - 0.1%
Colgate-Palmolive Co.	5,297	401,672

INDUSTRIAL SUPPORT SERVICES - 0.2%
Fastenal Co.	11,534	685,119
United Rentals, Inc. (a)	1,490	529,263
		1,214,382
INSTITUTIONAL FINANCIAL SERVICES - 1.3%
CME Group, Inc.	1,660	394,848
Goldman Sachs Group, Inc. (The)	8,620	2,845,462
Intercontinental Exchange, Inc.	10,061	1,329,259
Morgan Stanley	19,100	1,669,340
Nasdaq, Inc.	5,020	894,564
		7,133,473
INSURANCE - 0.3%
Marsh & McLennan Cos., Inc.	10,720	1,826,902

INTERNET MEDIA & SERVICES - 10.0%
Alphabet, Inc. - Class A (a)	5,155	14,337,859
Alphabet, Inc. - Class C (a)(b)	7,156	19,986,637
Booking Holdings, Inc. (a)	355	833,700

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
INTERNET MEDIA & SERVICES - 10.0% (Continued)
Expedia Group, Inc. (a)(b)	2,720	$532,222
Meta Platforms, Inc. - Class A (a)	64,515	14,345,555
Netflix, Inc. (a)	11,402	4,271,075
Twitter, Inc. (a)	18,680	722,729
VeriSign, Inc. (a)	3,410	758,589
		55,788,366
LEISURE FACILITIES & SERVICES - 0.9%
Chipotle Mexican Grill, Inc. (a)	617	976,112
Hilton Worldwide Holdings, Inc. (a)(b)	2,740	415,768
McDonald's Corp.	7,567	1,871,168
Starbucks Corp.	14,692	1,336,531
Yum! Brands, Inc.	5,234	620,386
		5,219,965
MACHINERY - 0.4%
Deere & Co.	4,096	1,701,724
Xylem, Inc.	7,650	652,239
		2,353,963
MEDICAL EQUIPMENT & DEVICES - 5.0%
Abbott Laboratories	36,136	4,277,057
Agilent Technologies, Inc.	8,185	1,083,121
Align Technology, Inc. (a)	1,711	745,996
Bio-Techne Corp.	1,340	580,274
Cooper Cos., Inc. (The)	1,161	484,822
Danaher Corp.	12,704	3,726,464
DexCom, Inc. (a)	2,750	1,406,900
Edwards Lifesciences Corp. (a)	12,250	1,442,070
IDEXX Laboratories, Inc. (a)	2,060	1,126,944
Illumina, Inc. (a)	2,758	963,645
Intuitive Surgical, Inc. (a)	3,430	1,034,763
Mettler-Toledo International, Inc. (a)	960	1,318,262
PerkinElmer, Inc. (b)	4,400	767,624
ResMed, Inc.	3,038	736,745
Thermo Fisher Scientific, Inc.	11,485	6,783,615
Waters Corp. (a)	1,646	510,902
West Pharmaceutical Services, Inc.	2,490	1,022,668
		28,011,872

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
OIL & GAS PRODUCERS - 0.3%
ConocoPhillips	12,890	$1,289,000
Valero Energy Corp.	5,530	561,516
		1,850,516
OIL & GAS SERVICES & EQUIPMENT - 0.4%
Baker Hughes Co.	23,030	838,522
Schlumberger Ltd.	35,490	1,466,092
		2,304,614
REAL ESTATE SERVICES - 0.6%
CBRE Group, Inc. - Class A (a)	35,153	3,217,203

REITS - 2.2%
American Tower Corp.	6,962	1,748,994
Crown Castle International Corp.	3,279	605,303
Equinix, Inc.	2,697	2,000,149
Extra Space Storage, Inc.	2,700	555,120
Prologis, Inc.	29,527	4,768,020
Public Storage	2,570	1,003,020
SBA Communications Corp.	1,668	573,959
Simon Property Group, Inc.	3,670	482,825
Weyerhaeuser Co.	18,740	710,246
		12,447,636
RENEWABLE ENERGY - 0.3%
Enphase Energy, Inc. (a)	4,120	831,334
SolarEdge Technologies, Inc. (a)	1,750	564,147
		1,395,481
RETAIL - CONSUMER STAPLES - 1.9%
Costco Wholesale Corp.	10,453	6,019,360
Dollar General Corp.	3,453	768,741
Dollar Tree, Inc. (a)	1,590	254,639
Target Corp.	8,164	1,732,564
Walgreen Boots Alliance, Inc.	15,570	697,069
Walmart, Inc.	7,930	1,180,936
		10,653,309
RETAIL - DISCRETIONARY - 3.3%
Advance Auto Parts, Inc.	830	171,777
AutoZone, Inc. (a)	659	1,347,378
Bath & Body Works, Inc.	10,790	515,762
CarMax, Inc. (a)	5,870	566,337

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 3.3% (Continued)
Home Depot, Inc. (The)	27,216	$8,146,565
Lowe's Cos., Inc.	19,889	4,021,357
O'Reilly Automotive, Inc. (a)	2,310	1,582,258
Ross Stores, Inc.	6,195	560,400
TJX Cos., Inc. (The)	6,093	369,114
Tractor Supply Co.	3,700	863,469
Ulta Beauty, Inc. (a)	1,070	426,095
		18,570,512
SEMICONDUCTORS - 9.1%
Advanced Micro Devices, Inc. (a)	50,266	5,496,084
Analog Devices, Inc.	4,614	762,140
Applied Materials, Inc.	31,036	4,090,545
Broadcom, Inc.	9,059	5,704,271
KLA Corp.	5,062	1,852,996
Lam Research Corp.	4,223	2,270,327
Microchip Technology, Inc.	10,060	755,908
Monolithic Power Systems, Inc.	1,810	879,081
NVIDIA Corp.	75,496	20,599,839
QUALCOMM, Inc.	30,390	4,644,200
Teradyne, Inc. (b)	4,990	589,968
Texas Instruments, Inc.	17,317	3,177,323
		50,822,682
SOFTWARE - 17.2%
Adobe, Inc. (a)	19,797	9,019,909
Akamai Technologies, Inc. (a)	6,400	764,096
ANSYS, Inc. (a)	2,738	869,726
Autodesk, Inc. (a)	4,686	1,004,444
Cadence Design Systems, Inc. (a)	14,424	2,372,171
Citrix Systems, Inc.	5,442	549,098
Fortinet, Inc. (a)	9,560	3,267,034
Intuit, Inc.	12,990	6,246,112
Microsoft Corp.	168,288	51,884,873
Oracle Corp.	62,740	5,190,480
Paycom Software, Inc. (a)	1,270	439,903
salesforce.com, inc. (a)	23,827	5,058,949
ServiceNow, Inc. (a)	7,723	4,300,861
Synopsys, Inc. (a)	12,480	4,159,210

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
SOFTWARE - 17.2% (Continued)
Tyler Technologies, Inc. (a)	1,360	$605,050
		95,731,916
SPECIALTY FINANCE - 0.6%
American Express Co.	10,000	1,870,000
Capital One Financial Corp.	3,740	491,024
Discover Financial Services	6,300	694,197
Synchrony Financial	10,370	360,980
		3,416,201
STEEL - 0.1%
Nucor Corp.	3,250	483,112

TECHNOLOGY HARDWARE - 12.7%
Apple, Inc.	351,448	61,366,335
Arista Networks, Inc. (a)	7,440	1,034,011
Cisco Systems, Inc.	100,260	5,590,498
HP, Inc.	19,530	708,939
NetApp, Inc.	9,090	754,470
Seagate Technology plc	6,950	624,805
Zebra Technologies Corp. - Class A (a)	2,137	884,077
		70,963,135
TECHNOLOGY SERVICES - 6.6%
Accenture plc - Class A	22,399	7,553,615
Automatic Data Processing, Inc.	13,460	3,062,688
Broadridge Financial Solutions, Inc.	5,226	813,741
Cognizant Technology Solutions Corp. - Class A	8,540	765,782
EPAM Systems, Inc. (a)	3,340	990,677
Equifax, Inc.	2,580	611,718
FactSet Research Systems, Inc.	2,560	1,111,424
Fiserv, Inc. (a)	7,526	763,136
Gartner, Inc. (a)	5,280	1,570,589
International Business Machines Corp.	5,700	741,114
Jack Henry & Associates, Inc. (b)	3,810	750,761
Mastercard, Inc. - Class A	13,716	4,901,824
Moody's Corp.	3,375	1,138,759
MSCI, Inc.	1,797	903,675
PayPal Holdings, Inc. (a)	17,887	2,068,632
S&P Global, Inc. (b)	7,205	2,955,241
Verisk Analytics, Inc.	3,035	651,402

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)			Shares	Fair Value
TECHNOLOGY SERVICES - 6.6% (Continued)
Visa, Inc. - Class A (b)			24,203	$5,367,499
				36,722,277
TRANSPORTATION & LOGISTICS - 1.2%
CSX Corp.			21,341	799,221
J.B. Hunt Transport Services, Inc.			2,270	455,793
Old Dominion Freight Line, Inc.			4,700	1,403,796
Union Pacific Corp.			6,771	1,849,905
United Parcel Service, Inc. - Class B			9,065	1,944,080
				6,452,795
WHOLESALE - DISCRETIONARY - 0.2%
Copart, Inc. (a)			5,108	640,901
Pool Corp.			1,190	503,191
				1,144,092

TOTAL COMMON STOCKS (COST $281,499,584)				$548,284,310

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	$550,000	$550,000
Calvert Social Investment Foundation, Inc. (c)	0.400%	12/15/22	750,000	750,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	900,000	900,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	200,000	200,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	520,000	492,669
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	550,000	550,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	150,000	150,000
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	670,000	643,261
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	500,000	500,000
TOTAL CORPORATE NOTES (COST $4,790,000)				$4,735,930

MONEY MARKET FUNDS - 0.4%			Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (d) (COST $2,243,525)			2,243,525	$2,243,525

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 10.2%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (d)(e) (COST $57,105,541)	57,105,541	$57,105,541

TOTAL INVESTMENTS - (COST $345,638,650) - 110.0%		$612,369,306

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0%)		(55,675,336)

NET ASSETS - 100.0%		$556,693,970

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $55,046,178.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$550,000	$550,000	0.1%
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	750,000	750,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	900,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	200,000	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	520,000	492,669	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	550,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	150,000	150,000	0.0	%(f)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	670,000	643,261	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	500,000	500,000	0.1%
		$4,790,000	$4,735,930	0.9%

(d)	The rate shown is the 7-day effective yield as of March 31, 2022.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments
Praxis Small Cap Index Fund
March 31, 2022 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
QuinStreet, Inc. (a)	15,700	$182,120

AEROSPACE & DEFENSE - 0.2%
Barnes Group, Inc.	2,800	112,532
Park Aerospace Corp.	12,250	159,863
		272,395
APPAREL & TEXTILE PRODUCTS - 1.1%
Fossil Group, Inc. (a)(b)	15,270	147,203
Kontoor Brands, Inc.	7,330	303,095
Movado Group, Inc.	6,810	265,931
Oxford Industries, Inc.	3,465	313,583
Steven Madden Ltd.	11,935	461,168
Wolverine World Wide, Inc.	13,500	304,560
		1,795,540
ASSET MANAGEMENT - 0.6%
B. Riley Financial, Inc.	3,350	234,366
Blucora, Inc. (a)	15,340	299,897
BrightSphere Investment Group, Inc. (b)	7,030	170,477
Virtus Investment Partners, Inc.	920	220,791
		925,531
AUTOMOTIVE - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	25,710	199,509
Dorman Products, Inc. (a)	4,390	417,182
Gentherm, Inc. (a)	4,820	352,053
Methode Electronics, Inc. (b)	8,170	353,352
Standard Motor Products, Inc.	3,290	141,931
XPEL, Inc. (a)	11,120	585,023
		2,049,050
BANKING - 11.8%
Allegiance Bancshares, Inc.	6,260	279,697
Ameris Bancorp	10,274	450,823
Axos Financial, Inc. (a)	8,590	398,490
Banc of California, Inc.	10,340	200,182
BancFirst Corp.	4,170	346,986
Bancorp, Inc. (The) (a)	14,120	400,020
BankUnited, Inc.	14,690	645,772
Banner Corp.	6,070	355,277

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 11.8% (Continued)
Berkshire Hills Bancorp, Inc.	14,650	$424,410
Brookline Bancorp, Inc.	7,810	123,554
Capitol Federal Financial, Inc.	21,140	230,003
Central Pacific Financial Corp.	11,430	318,897
City Holding Co.	2,750	216,425
Columbia Banking System, Inc. (b)	11,000	354,970
Community Bank System, Inc.	5,920	415,288
Customers Bancorp, Inc. (a)	12,040	627,766
CVB Financial Corp.	13,000	301,730
Dime Community Bancshares, Inc.	21,099	729,392
Eagle Bancorp, Inc.	5,790	330,088
FB Financial Corp.	3,776	167,730
First BanCorp.	38,970	511,286
First Bancorp/NC	5,760	240,595
First Commonwealth Financial Corp.	7,040	106,726
First Financial Bancorp	4,650	107,182
First Hawaiian, Inc.	23,640	659,320
Flagstar Bancorp, Inc.	6,160	261,184
Hanmi Financial Corp.	14,750	362,997
HomeStreet, Inc.	5,810	275,278
Hope Bancorp, Inc.	22,210	357,137
Independent Bank Corp.	5,580	455,830
Independent Bank Group, Inc.	4,980	354,377
Investors Bancorp, Inc.	40,660	607,054
Lakeland Financial Corp.	3,600	262,800
Meta Financial Group, Inc.	6,750	370,710
National Bank Holdings Corp. - Class A	6,570	264,640
NBT Bancorp, Inc.	3,260	117,784
Northfield Bancorp, Inc.	14,500	208,220
Northwest Bancshares, Inc.	32,770	442,723
OFG Bancorp (b)	11,530	307,159
Pacific Premier Bancorp, Inc.	11,826	418,049
Park National Corp.	2,050	269,329
Preferred Bank	2,910	215,602
Provident Financial Services, Inc.	14,360	336,024
Renasant Corp.	9,410	314,765
Seacoast Banking Corp. of Florida	8,510	298,020
ServisFirst Bancshares, Inc. (b)	10,670	1,016,744

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 11.8% (Continued)
Simmons First National Corp. - Class A	15,560	$407,983
Southside Bancshares, Inc.	4,987	203,619
Triumph Bancorp, Inc. (a)	5,040	473,861
Trustmark Corp.	3,750	113,963
United Community Banks, Inc.	15,290	532,092
Veritex Holdings, Inc.	13,050	498,119
Westamerica Bancorp.	2,130	128,865
WSFS Financial Corp.	10,230	476,923
		19,294,460
BEVERAGES - 0.7%
Celsius Holdings, Inc. (a)(b)	7,620	420,472
Coca-Cola Consolidated, Inc.	990	491,881
National Beverage Corp.	4,440	193,140
		1,105,493
BIOTECH & PHARMA - 2.9%
Anika Therapeutics, Inc. (a)(b)	9,560	240,051
Avid Bioservices, Inc. (a)(b)	13,350	271,939
Coherus Biosciences, Inc. (a)(b)	11,690	150,918
Cytokinetics, Inc. (a)	13,900	511,659
Emergent BioSolutions, Inc. (a)	8,680	356,401
Enanta Pharmaceuticals, Inc. (a)	4,260	303,227
Heska Corp. (a)(b)	1,950	269,646
Innoviva, Inc. (a)(b)	11,970	231,619
iTeos Therapeutics, Inc. (a)(b)	6,490	208,848
Ligand Pharmaceuticals, Inc. (a)(b)	2,760	310,472
Nektar Therapeutics (a)	17,900	96,481
Pacira BioSciences, Inc. (a)	4,030	307,570
Prestige Consumer Healthcare, Inc. (a)	8,640	457,402
REGENXBIO, Inc. (a)	5,140	170,597
Supernus Pharmaceuticals, Inc. (a)	8,430	272,458
uniQure N.V. (a)(b)	12,780	230,935
Vanda Pharmaceuticals, Inc. (a)	10,890	123,166
Xencor, Inc. (a)(b)	10,740	286,543
		4,799,932
CHEMICALS - 3.3%
AdvanSix, Inc.	7,480	382,153
Balchem Corp.	5,600	765,520
GCP Applied Technologies, Inc. (a)	6,470	203,287

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
CHEMICALS - 3.3% (Continued)
H.B. Fuller Co.	10,240	$676,557
Innospec, Inc.	1,970	182,323
Materion Corp.	3,520	301,805
Quaker Chemical Corp. (b)	2,730	471,771
Rogers Corp. (a)	3,610	980,837
Stepan Co.	3,960	391,288
Trinseo plc	11,030	528,558
WD-40 Co. (b)	2,500	458,075
		5,342,174
COMMERCIAL SUPPORT SERVICES - 3.7%
ABM Industries, Inc.	13,350	614,634
AMN Healthcare Services, Inc. (a)(b)	9,180	957,750
Brady Corp. - Class A	19,830	917,534
CorVel Corp. (a)(b)	2,390	402,572
Harsco Corp. (a)	14,500	177,480
Healthcare Services Group, Inc.	7,100	131,847
Heidrick & Struggles International, Inc.	6,300	249,354
Kelly Services, Inc. - Class A	11,930	258,762
Korn Ferry	8,880	576,667
TrueBlue, Inc. (a)	27,600	797,364
UniFirst Corp.	1,790	329,861
US Ecology, Inc. (a)	9,930	475,448
Viad Corp. (a)	5,500	196,020
		6,085,293
CONSTRUCTION MATERIALS - 0.1%
Apogee Enterprises, Inc.	4,720	224,011

CONSUMER SERVICES - 1.2%
Adtalem Global Education, Inc. (a)	27,490	816,728
American Public Education, Inc. (a)	7,960	169,071
Medifast, Inc.	1,780	303,988
Perdoceo Education Corp. (a)	16,740	192,175
Strategic Education, Inc. (b)	4,060	269,503
WW International, Inc. (a)	13,630	139,435
		1,890,900
CONTAINERS & PACKAGING - 0.3%
Myers Industries, Inc.	10,120	218,592

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.3% (Continued)
O-I Glass, Inc. (a)	22,780	$300,240
		518,832
E-COMMERCE DISCRETIONARY - 0.1%
PetMed Express, Inc. (b)	8,210	211,818

ELECTRIC UTILITIES - 1.4%
Avista Corp.	24,940	1,126,041
Unitil Corp.	21,890	1,091,873
		2,217,914
ELECTRICAL EQUIPMENT - 2.3%
AAON, Inc.	8,190	456,429
Advanced Energy Industries, Inc.	6,290	541,443
Alarm.com Holdings, Inc. (a)	7,330	487,152
Badger Meter, Inc.	6,300	628,173
FARO Technologies, Inc. (a)	5,290	274,657
Itron, Inc. (a)	8,320	438,297
Mesa Laboratories, Inc. (b)	1,460	372,125
OSI Systems, Inc. (a)	2,550	217,056
SPX Corp. (a)	7,870	388,857
		3,804,189
ENGINEERING & CONSTRUCTION - 1.4%
Arcosa, Inc.	5,970	341,783
Comfort Systems USA, Inc.	5,920	526,939
Exponent, Inc.	5,980	646,139
Granite Construction, Inc.	7,530	246,984
Installed Building Products, Inc.	3,410	288,111
NV5 Holdings, Inc. (a)	2,110	281,263
		2,331,219
ENTERTAINMENT CONTENT - 0.2%
AMC Networks, Inc. - Class A (a)(b)	7,960	323,415

FOOD - 0.9%
B&G Foods, Inc. (b)	10,010	270,070
Hostess Brands, Inc. (a)	9,380	205,797
Simply Good Foods Co. (The) (a)	13,640	517,638
TreeHouse Foods, Inc. (a)	9,670	311,954

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
FOOD - 0.9% (Continued)
USANA Health Sciences, Inc. (a)	2,410	$191,475
		1,496,934
FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
Boise Cascade Co.	7,010	486,985
Glatfelter Corp.	11,660	144,351
Neenah, Inc.	4,380	173,711
UFP Industries, Inc.	9,070	699,841
		1,504,888
GAS & WATER UTILITIES - 2.0%
American States Water Co.	12,600	1,121,652
California Water Service Group	18,230	1,080,674
Middlesex Water Co. (b)	10,930	1,149,508
		3,351,834
HEALTH CARE FACILITIES & SERVICES - 3.2%
Addus HomeCare Corp. (a)	2,750	256,547
Apollo Medical Holdings, Inc. (a)	6,870	332,989
Community Health Systems, Inc. (a)	23,150	274,790
Covetrus, Inc. (a)(b)	21,810	366,190
Cross Country Healthcare, Inc. (a)	12,950	280,627
Ensign Group, Inc. (The)	8,010	720,980
Fulgent Genetics, Inc. (a)(b)	2,920	182,237
Joint Corp. (The) (a)	4,350	153,947
MEDNAX, Inc. (a)(b)	14,540	341,399
ModivCare, Inc. (a)	2,130	245,781
NeoGenomics, Inc. (a)	17,840	216,756
Owens & Minor, Inc. (b)	12,410	546,288
Pennant Group, Inc. (The) (a)	10,440	194,497
RadNet, Inc. (a)(b)	11,320	253,228
Select Medical Holdings Corp.	16,840	403,992
Tivity Health, Inc. (a)	9,700	312,049
U.S. Physical Therapy, Inc.	2,080	206,856
		5,289,153
HOME & OFFICE PRODUCTS - 0.5%
HNI Corp.	11,550	427,928
iRobot Corp. (a)	3,560	225,704
Tupperware Brands Corp. (a)	8,780	170,771
		824,403

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
HOME CONSTRUCTION - 2.3%
Cavco Industries, Inc. (a)(b)	1,500	$361,275
Century Communities, Inc.	4,430	237,315
Century Communities, Inc. (a)	10,890	230,433
Interface, Inc.	74,880	1,016,122
LGI Homes, Inc. (a)	3,980	388,766
M/I Homes, Inc. (a)	3,510	155,669
MDC Holdings, Inc.	10,555	399,401
Meritage Homes Corp. (a)	6,110	484,095
Patrick Industries, Inc.	4,460	268,938
PGT Innovations, Inc. (a)	9,950	178,901
		3,720,915
HOUSEHOLD PRODUCTS - 0.5%
e.l.f. Beauty, Inc. (a)	8,410	217,230
Edgewell Personal Care Co. (b)	2,740	100,476
Inter Parfums, Inc.	2,400	211,320
Quanex Building Products Corp.	11,930	250,411
		779,437
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.4%
AZZ, Inc.	4,910	236,858
EnPro Industries, Inc.	4,810	470,081
Gibraltar Industries, Inc. (a)	5,860	251,687
Insteel Industries, Inc. (b)	8,650	319,964
Mueller Industries, Inc.	4,360	236,181
Proto Labs, Inc. (a)	10,630	562,327
Standex International Corp.	2,030	202,838
		2,279,936
INDUSTRIAL SUPPORT SERVICES - 1.0%
Applied Industrial Technologies, Inc.	8,380	860,291
DXP Enterprises, Inc. (a)	5,460	147,911
Resideo Technologies, Inc. (a)	24,870	592,652
		1,600,854
INSTITUTIONAL FINANCIAL SERVICES - 0.4%
Piper Sandler Cos.	3,730	489,563
StoneX Group, Inc. (a)	2,410	178,894
		668,457
INSURANCE - 1.6%
Ambac Financial Group, Inc. (a)	10,910	113,464
American Equity Investment Life Holding Co.	12,570	501,669

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
INSURANCE - 1.6% (Continued)
Assured Guaranty Ltd.	6,380	$406,151
eHealth, Inc. (a)	9,890	122,735
Employers Holdings, Inc.	3,240	132,905
Genworth Financial, Inc. - Class A (a)	86,690	327,688
NMI Holdings, Inc. - Class A (a)	9,380	193,415
Palomar Holdings, Inc. (a)	2,530	161,895
ProAssurance Corp.	8,450	227,136
SelectQuote, Inc. (a)	9,440	26,337
Trupanion, Inc. (a)(b)	4,260	379,651
		2,593,046
INTERNET MEDIA & SERVICES - 0.5%
Cars.com, Inc. (a)	16,270	234,776
Shutterstock, Inc. (b)	3,610	336,019
TechTarget, Inc. (a)	2,580	209,702
		780,497
LEISURE FACILITIES & SERVICES - 1.9%
Bloomin' Brands, Inc. (b)	18,470	405,232
Brinker International, Inc. (a)	6,840	261,014
Cheesecake Factory, Inc. (The) (a)	8,880	353,335
Chuy's Holdings, Inc. (a)(b)	6,950	187,650
Cinemark Holdings, Inc. (a)	24,860	429,581
Dave & Buster's Entertainment, Inc. (a)	9,190	451,229
Dine Brands Global, Inc. (b)	3,280	255,676
Jack in the Box, Inc.	2,680	250,339
Marcus Corp. (The) (a)	6,890	121,953
Shake Shack, Inc. - Class A (a)	5,830	395,857
		3,111,866
LEISURE PRODUCTS - 0.4%
LCI Industries	4,750	493,097
Winnebago Industries, Inc. (b)	3,720	200,992
		694,089
MACHINERY - 2.5%
Alamo Group, Inc.	1,800	258,822
Astec Industries, Inc.	2,380	102,340
Enerpac Tool Group Corp.	11,790	258,083
ESCO Technologies, Inc.	3,760	262,899
Franklin Electric Co., Inc.	6,300	523,152
Hillenbrand, Inc.	4,920	217,316

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
MACHINERY - 2.5% (Continued)
John Bean Technologies Corp.	5,325	$630,853
Lindsay Corp.	3,140	493,011
SPX FLOW, Inc.	7,180	619,060
Tennant Co.	3,800	299,440
Titan International, Inc. (a)	33,750	497,138
		4,162,114
MEDICAL EQUIPMENT & DEVICES - 3.6%
AngioDynamics, Inc. (a)	4,960	106,839
Avanos Medical, Inc. (a)	13,540	453,590
CONMED Corp.	3,920	582,316
Cutera, Inc. (a)	3,160	218,040
Glaukos Corp. (a)	7,100	410,522
Inogen, Inc. (a)	4,340	140,703
Integer Holdings Corp. (a)	4,160	335,171
Lantheus Holdings, Inc. (a)	14,313	791,652
LeMaitre Vascular, Inc.	5,530	256,979
Meridian Bioscience, Inc. (a)	8,520	221,179
Merit Medical Systems, Inc. (a)(b)	10,140	674,513
Myriad Genetics, Inc. (a)	13,280	334,656
Omnicell, Inc. (a)	6,130	793,774
OraSure Technologies, Inc. (a)	14,750	100,005
Varex Imaging Corp. (a)(b)	8,210	174,791
Vericel Corp. (a)(b)	8,820	337,100
		5,931,830
METALS & MINING - 1.7%
Arconic Corp. (a)	22,370	573,120
Century Aluminum Co. (a)	11,050	290,726
Encore Wire Corp.	3,690	420,918
Kaiser Aluminum Corp.	2,990	281,538
Livent Corp. (a)	35,680	930,178
SunCoke Energy, Inc.	30,440	271,220
		2,767,700
OIL & GAS SERVICES & EQUIPMENT - 1.3%
Core Laboratories N.V.	40,380	1,277,219
DMC Global, Inc. (a)	3,490	106,445
NOW, Inc. (a)	35,760	394,433
U.S. Silica Holdings, Inc. (a)	16,680	311,249
		2,089,346

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
PUBLISHING & BROADCASTING - 0.4%
E.W. Scripps Co. (The) - Class A (a)	9,180	$190,852
Gannett Co., Inc. (a)	44,487	200,636
Scholastic Corp.	8,410	338,755
		730,243
REAL ESTATE OWNERS & DEVELOPERS - 0.2%
St. Joe Co. (The)	5,140	304,494

REAL ESTATE SERVICES - 0.7%
Centerspace	3,050	299,266
Marcus & Millichap, Inc.	3,450	181,746
RE/MAX Holdings, Inc. - Class A	4,650	128,944
Realogy Holdings Corp. (a)	32,310	506,621
		1,116,577
REITS - 8.4%
Acadia Realty Trust	17,540	380,092
Agree Realty Corp.	9,030	599,231
Alexander & Baldwin, Inc.	14,570	337,878
American Assets Trust, Inc.	6,220	235,676
Armada Hoffler Properties, Inc.	12,440	181,624
ARMOUR Residential REIT, Inc. (b)	16,350	137,340
Brandywine Realty Trust	55,840	789,577
CareTrust REIT, Inc.	12,440	240,092
Chatham Lodging Trust (a)	14,320	197,473
DiamondRock Hospitality Co. (a)	41,780	421,978
Diversified Healthcare Trust	51,720	165,504
Easterly Government Properties, Inc.	9,670	204,424
Essential Properties Realty Trust, Inc.	4,580	115,874
Four Corners Property Trust, Inc.	4,460	120,598
Franklin BSP Realty Trust, Inc.	17,972	251,248
Franklin Street Properties Corp.	32,340	190,806
Getty Realty Corp.	8,140	232,967
Hersha Hospitality Trust (a)	18,960	172,157
Independence Realty Trust, Inc.	21,030	556,033
Industrial Logistics Properties Trust	9,300	210,831
Innovative Industrial Properties, Inc.	3,480	714,792
iStar, Inc.	14,210	332,656
Lexington Realty Trust	32,120	504,284
LTC Properties, Inc.	7,200	276,984

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
REITS - 8.4% (Continued)
Matson, Inc.	7,900	$952,898
Office Properties Income Trust	8,060	207,384
Retail Opportunity Investments Corp.	15,690	304,229
RPT Realty	19,470	268,102
Safehold, Inc. (b)	3,430	190,193
Saul Centers, Inc.	3,420	180,234
Service Properties Trust	28,290	249,801
SITE Centers Corp.	33,690	562,960
Summit Hotel Properties, Inc. (a)(b)	23,710	236,152
Tanger Factory Outlet Centers, Inc.	23,000	395,370
Two Harbors Investment Corp. (b)	41,120	227,394
Uniti Group, Inc.	35,680	490,957
Universal Health Realty Income Trust	3,390	197,874
Urstadt Biddle Properties, Inc. - Class A	16,730	314,691
Veris Residential, Inc. (a)	20,870	362,929
Washington Real Estate Investment Trust	21,530	549,015
Whitestone REIT (a)	11,640	154,230
Xenia Hotel & Resorts, Inc. (a)	18,240	351,850
		13,766,382
RENEWABLE ENERGY - 0.5%
FutureFuel Corp. (b)	18,910	183,994
Green Plains, Inc. (a)	10,370	321,574
Renewable Energy Group, Inc. (a)	5,840	354,196
		859,764
RETAIL - CONSUMER STAPLES - 0.9%
Big Lots, Inc.	5,740	198,604
OptimizeRx, Corp. (a)	5,000	188,550
PriceSmart, Inc.	2,690	212,160
SpartanNash Co.	28,990	956,380
		1,555,694
RETAIL - DISCRETIONARY - 4.9%
Abercrombie & Fitch Co. - Class A (a)(b)	13,550	433,464
Academy Sports & Outdoors, Inc.	7,020	276,588
America's Car-Mart, Inc. (a)	1,440	116,006
Asbury Automotive Group, Inc. (a)(b)	3,100	496,620
Bed Bath & Beyond, Inc. (a)(b)	19,560	440,687
Boot Barn Holdings, Inc. (a)(b)	4,560	432,242
Buckle, Inc. (The)	5,380	177,755

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 4.9% (Continued)
Caleres, Inc.	10,210	$197,359
Chico's FAS, Inc. (a)(b)	40,780	195,744
Children's Place, Inc. (The) (a)	4,250	209,525
Conn's, Inc. (a)	5,180	79,824
Designer Brands, Inc. - Class A (a)(b)	11,180	151,042
Ethan Allen Interiors, Inc. (b)	16,450	428,851
Genesco, Inc. (a)(b)	3,300	209,913
GMS, Inc. (a)	7,050	350,879
Group 1 Automotive, Inc.	3,050	511,882
Guess?, Inc. (b)	9,260	202,331
Hibbett, Inc.	5,140	227,908
La-Z-Boy, Inc.	6,970	183,799
Lumber Liquidators Holdings, Inc. (a)	8,400	117,768
MarineMax, Inc. (a)	10,070	405,418
Monro, Inc. (b)	6,250	277,125
ODP Corp. (The) (a)	7,677	351,837
Sally Beauty Holdings, Inc. (a)(b)	15,060	235,388
Shoe Carnival, Inc. (a)(b)	790	23,036
Signet Jewelers Ltd.	10,990	798,973
Sleep Number Corp. (a)(b)	4,070	206,390
Sonic Automotive, Inc. - Class A (b)	4,410	187,469
Zumiez, Inc. (a)(b)	4,180	159,718
		8,085,541
SEMICONDUCTORS - 3.8%
Axcelis Technologies, Inc. (a)	11,700	883,701
CEVA, Inc. (a)	4,260	173,169
Cohu, Inc. (a)(b)	7,270	215,192
CTS Corp.	6,010	212,393
Diodes, Inc. (a)	6,230	541,948
FormFactor, Inc. (a)	11,450	481,244
Kulicke & Soffa Industries, Inc. (b)	9,850	551,797
MaxLinear, Inc. (a)	12,360	721,206
Onto Innovation, Inc. (a)(b)	12,887	1,119,751
Photronics, Inc. (a)	16,690	283,229
Rambus, Inc. (a)	13,445	428,761
Ultra Clean Holdings, Inc. (a)	7,410	314,110
Veeco Instruments, Inc. (a)	8,620	234,378
		6,160,879

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SOFTWARE - 2.8%
Agilysys, Inc. (a)	6,190	$246,857
Allscripts Healthcare Solutions, Inc. (a)	16,430	370,004
Bottomline Technologies (de), Inc. (a)	9,980	565,666
Cerence, Inc. (a)	3,270	118,047
Consensus Cloud Solutions, Inc. (a)	2,110	126,874
Digi International, Inc. (a)(b)	11,930	256,734
Donnelley Financial Solutions, Inc. (a)	6,550	217,853
Ebix, Inc.	7,800	258,570
LivePerson, Inc. (a)	9,500	231,990
Loyalty Ventures, Inc. (a)	9,260	153,068
NextGen Healthcare, Inc. (a)	7,250	151,597
PDF Solutions, Inc. (a)	9,190	256,125
Progress Software Corp.	6,410	301,847
Simulations Plus, Inc. (b)	4,890	249,292
SPS Commerce, Inc. (a)	5,620	737,344
Thryv Holdings, Inc. (a)	9,180	258,142
Xperi Holding Corp.	7,331	126,973
		4,626,983
SPECIALTY FINANCE - 3.1%
Apollo Commercial Real Estate Finance, Inc.	31,690	441,442
Deluxe Corp.	18,520	560,045
Ellington Financial, Inc.	7,330	130,107
Encore Capital Group, Inc. (a)(b)	7,690	482,394
Enova International, Inc. (a)	7,260	275,662
Granite Point Mortgage Trust, Inc.	14,530	161,574
Invesco Mortgage Capital, Inc. (b)	88,761	202,375
KKR Real Estate Finance Trust, Inc. (b)	6,670	137,469
LendingTree, Inc. (a)	2,130	254,897
Mr. Cooper Group, Inc. (a)	10,090	460,810
New York Mortgage Trust, Inc.	44,650	162,972
PennyMac Mortgage Investment Trust	15,630	263,991
PRA Group, Inc. (a)(b)	6,040	272,283
Redwood Trust, Inc.	19,810	208,599
Stewart Information Services Corp.	3,830	232,136
Walker & Dunlop, Inc.	5,200	672,984
World Acceptance Corp. (a)(b)	1,220	234,045
		5,153,785

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
STEEL - 0.5%
Allegheny Technologies, Inc. (a)	13,280	$356,435
Carpenter Technology Corp.	3,100	130,138
TimkenSteel Corp. (a)	17,280	378,087
		864,660
TECHNOLOGY HARDWARE - 4.1%
3D Systems Corp. (a)	16,470	274,720
ADTRAN, Inc.	14,390	265,495
Arlo Technologies, Inc. (a)	13,820	122,445
Benchmark Electronics, Inc.	7,800	195,312
CalAmp Corp. (a)	21,620	158,042
Comtech Telecommunications Corp.	7,460	117,047
Diebold Nixdorf, Inc. (a)	14,170	95,364
Extreme Networks, Inc. (a)	29,990	366,178
Fabrinet (a)	9,090	955,632
Harmonic, Inc. (a)(b)	17,410	161,739
InterDigital, Inc.	4,780	304,964
Knowles Corp. (a)	18,120	390,124
NetScout Systems, Inc. (a)	11,780	377,902
Pitney Bowes, Inc.	89,670	466,284
Plantronics, Inc. (a)(b)	5,500	216,700
Plexus Corp. (a)(b)	4,900	400,869
Sanmina Corp. (a)	13,090	529,098
Sonos, Inc. (a)	4,040	114,009
TTM Technologies, Inc. (a)	16,420	243,344
Universal Electronics, Inc. (a)	5,820	181,817
Viavi Solutions, Inc. (a)	44,640	717,811
		6,654,896
TECHNOLOGY SERVICES - 2.3%
CSG Systems International, Inc.	3,800	241,566
EVERTEC, Inc.	10,810	442,453
ExlService Holdings, Inc. (a)	5,430	777,956
Green Dot Corp. - Class A (a)	7,600	208,848
Insight Enterprises, Inc. (a)	8,860	950,855
Perficient, Inc. (a)	5,160	568,064
TTEC Holdings, Inc.	3,630	299,548
Unisys Corp. (a)	10,560	228,202
		3,717,492

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TELECOMMUNICATIONS - 1.1%
8x8, Inc. (a)	7,640	$96,187
Cogent Communications Holdings, Inc.	5,100	338,385
Consolidated Communications Holdings, Inc. (a)	29,970	176,823
Telephone and Data Systems, Inc.	17,960	339,085
Vonage Holdings Corp. (a)	44,810	909,195
		1,859,675
TRANSPORTATION & LOGISTICS - 2.4%
Allegiant Travel Co. (a)(b)	2,610	423,838
ArcBest Corp. (b)	6,890	554,645
Atlas Air Worldwide Holdings, Inc. (a)	7,090	612,363
Bristow Group, Inc. (a)	8,623	319,741
Forward Air Corp.	5,730	560,280
Hawaiian Holdings, Inc. (a)	10,110	199,167
Heartland Express, Inc.	8,100	113,967
Hub Group, Inc. - Class A (a)	6,640	512,674
Marten Transport Ltd.	18,180	322,877
SkyWest, Inc. (a)	8,860	255,611
		3,875,163
TRANSPORTATION EQUIPMENT - 0.4%
Greenbrier Cos., Inc. (The)	6,020	310,090
Meritor, Inc. (a)	11,970	425,773
		735,863
WHOLESALE - CONSUMER STAPLES - 1.4%
Andersons, Inc. (The)	27,150	1,364,559
Chefs' Warehouse, Inc. (The) (a)	9,000	293,400
United Natural Foods, Inc. (a)	14,890	615,701
		2,273,660
WHOLESALE - DISCRETIONARY - 1.4%
ePlus, Inc. (a)	4,560	255,634
G-III Apparel Group Ltd. (a)	9,060	245,073
KAR Auction Services, Inc. (a)	22,240	401,432
PC Connection, Inc.	2,970	155,598
ScanSource, Inc. (a)	23,700	824,523
Veritiv Corp. (a)(b)	3,640	486,268
		2,368,528

TOTAL COMMON STOCKS (COST $122,294,540)		$161,731,864

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

RIGHTS - 0.0% (c)			Shares	Fair Value
MDEDICAL EQUIPMENT & DEVICES - 0.0% (c)
Lantheus Holdings, Inc., CVR (a)(d)(e) (Cost $0)			28,980	$2,608

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$70,000	$70,000
Calvert Social Investment Foundation, Inc. (d)	0.400%	12/15/22	110,000	110,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	330,000	330,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	330,000	330,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	100,000	94,744
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	60,000	60,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	90,000	90,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	150,000	144,014
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	280,000	280,000
TOTAL CORPORATE NOTES (COST $1,520,000)				$1,508,758

MONEY MARKET FUNDS - 0.7%			Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (f) (COST $1,149,927)			1,149,927	$1,149,927

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 15.1%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (f)(g) (COST $24,817,749)	24,817,749	$24,817,749

TOTAL INVESTMENTS - (COST $149,782,216) - 115.3%		$189,210,906

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.3%)		(25,093,466)

NET ASSETS - 100.0%		$164,117,440

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $23,894,608.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets

Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$70,000	$70,000	0.0	%(c)
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	110,000	110,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	330,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	330,000	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	100,000	94,744	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	60,000	0.0	%(c)
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	90,000	90,000	0.0	%(c)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	150,000	144,014	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	280,000	280,000	0.2%
Lantheus Holdings, Inc., CVR	06/22/20	-	2,608	0.0	%(c)
		$1,520,000	$1,511,366	0.9%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $2,608 as of March 31, 2022, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2022.
(g)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments
Praxis Genesis Conservative Portfolio
March 31, 2022 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 68.6%
Praxis Impact Bond Fund - Class I	1,849,635	$18,625,825

EQUITY FUND - 31.4%
Praxis Growth Index Fund - Class I	68,120	2,679,144
Praxis International Index Fund - Class I	197,846	2,530,454
Praxis Small Cap Index Fund - Class I	61,081	684,718
Praxis Value Index Fund - Class I	155,531	2,616,026
		8,510,342

TOTAL AFFILIATED MUTUAL FUNDS (COST $23,564,639)		$27,136,167

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (b) (COST $6,089)	6,089	$6,089

TOTAL INVESTMENTS - (COST $23,570,728) - 100.0%		$27,142,256

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(3,410)

NET ASSETS - 100.0%		$27,138,846

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.

Schedule of Portfolio Investments
Praxis Genesis Balanced Portfolio
March 31, 2022 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 38.6%
Praxis Impact Bond Fund - Class I	3,455,871	$34,800,617

EQUITY FUND - 61.4%
Praxis Growth Index Fund - Class I	385,514	15,162,252
Praxis International Index Fund - Class I	1,291,075	16,512,855
Praxis Small Cap Index Fund - Class I	799,144	8,958,406
Praxis Value Index Fund - Class I	880,132	14,803,818
		55,437,331

TOTAL AFFILIATED MUTUAL FUNDS (COST $66,946,393)		$90,237,948

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (b) (COST $1,246)	1,246	$1,246

TOTAL INVESTMENTS - (COST $66,947,639) - 100.0%		$90,239,194

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(35,167)

NET ASSETS - 100.0%		$90,204,027

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.

Schedule of Portfolio Investments
Praxis Genesis Growth Portfolio
March 31, 2022 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 19.1%
Praxis Impact Bond Fund - Class I	1,814,384	$18,270,846

EQUITY FUND - 80.9%
Praxis Growth Index Fund - Class I	518,705	20,400,653
Praxis International Index Fund - Class I	1,807,523	23,118,215
Praxis Small Cap Index Fund - Class I	1,258,810	14,111,262
Praxis Value Index Fund - Class I	1,184,228	19,918,720
		77,548,850

TOTAL MUTUAL FUNDS (COST $65,735,419)		$95,819,696

AFFILIATED MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (b) (COST $888)	888	$888

TOTAL INVESTMENTS - (COST $65,736,307) - 100.0%		$95,820,584

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(37,622)

NET ASSETS - 100.0%		$95,782,962

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.